UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2014

Date of reporting period: July 31, 2013

Item 1. Reports to Stockholders.

July 31, 2013

SEMI-ANNUAL REPORT

SEI Daily Income Trust

† Money Market Fund

† Government Fund

† Government II Fund

† Prime Obligation Fund

† Treasury Fund

† Treasury II Fund

† Ultra Short Duration Bond Fund

† Short-Duration Government Fund

† Intermediate-Duration Government Fund

† GNMA Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 42.2%
ASB Finance
0.230%, 08/28/13	$5,000	$4,999
0.240%, 09/12/13	2,300	2,299
0.200%, 09/16/13	5,295	5,294
0.260%, 10/03/13	1,512	1,511
BNZ International Funding
0.260%, 08/08/13	2,270	2,270
0.240%, 10/17/13	2,300	2,299
0.230%, 12/13/13	11,000	10,991
Chariot Funding LLC
0.270%, 09/05/13 to 10/09/13	8,010	8,008
0.250%, 10/30/13	4,000	3,997
0.240%, 12/12/13 to 01/22/14	3,527	3,523
Coca-Cola
0.180%, 11/04/13	2,000	1,999
FCAR Owner Trust
0.270%, 08/01/13	910	910
0.250%, 08/06/13	371	371
0.301%, 08/09/13	1,035	1,035
0.280%, 09/09/13	134	134
0.280%, 10/04/13 to 11/04/13	2,283	2,282
0.290%, 11/15/13	4,310	4,306
0.280%, 12/11/13	651	650
0.260%, 12/16/13	1,515	1,513
Google
0.170%, 10/01/13	2,765	2,764
Gotham Funding
0.190%, 08/05/13	5,540	5,540
Jupiter Securitization LLC
0.270%, 08/21/13 to 09/09/13	3,240	3,239
0.240%, 12/09/13 to 01/13/14	6,533	6,526
0.240%, 12/10/13	4,142	4,138
Manhattan Asset Funding LLC
0.200%, 08/06/13 to 08/12/13	2,815	2,815
0.210%, 08/09/13	905	905
MetLife Short-Term Funding LLC
0.190%, 09/23/13	1,040	1,040
Nestle Finance International
0.180%, 08/05/13	3,750	3,750
0.160%, 08/14/13	1,995	1,995
0.190%, 09/04/13	2,000	2,000
Old Line Funding LLC
0.210%, 08/14/13	1,695	1,695
0.200%, 09/17/13	2,000	1,999

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.230%, 10/15/13	$5,145	$5,143
0.240%, 01/07/14 to 01/21/14	7,626	7,617
Procter & Gamble
0.160%, 08/01/13	4,570	4,570
Thunder Bay Funding LLC
0.210%, 08/14/13	2,965	2,965
0.220%, 08/15/13	4,520	4,520
0.240%, 11/01/13	5,000	4,997
Toyota Credit Canada
0.210%, 08/15/13	5,000	5,000
0.210%, 12/10/13	6,165	6,160
Toyota Motor Credit
0.200%, 12/10/13	1,635	1,634
0.220%, 01/13/14	2,000	1,998
Westpac Securities
0.250%, 08/19/13	15,000	14,998

Total Commercial Paper (Cost $156,399) ($ Thousands)		156,399

CERTIFICATES OF DEPOSIT — 17.4%
Bank of Nova Scotia
0.474%, 09/12/13	795	795
0.230%, 10/10/13	7,200	7,200
Commonwealth Bank of Australia
0.304%, 10/04/13	5,000	5,001
DNB Bank
0.180%, 08/30/13	5,000	5,000
0.210%, 11/12/13	1,000	1,000
0.215%, 11/14/13	6,800	6,800
Skandinaviska Enskilda Banken NY
0.200%, 09/12/13	6,100	6,100
Sumitomo Mitsui Banking
0.230%, 08/14/13	5,300	5,300
0.230%, 09/12/13	800	800
0.240%, 09/18/13	1,300	1,300
0.220%, 10/07/13	2,300	2,300
0.220%, 10/17/13	3,300	3,300
0.600%, 10/22/13	353	353
Svenska Handelsbanken NY
0.190%, 08/22/13	5,375	5,375
0.185%, 09/13/13	5,000	5,000
0.210%, 09/20/13	1,735	1,735
Toronto-Dominion Bank
0.230%, 11/12/13	7,000	7,000

Total Certificates of Deposit (Cost $64,359) ($ Thousands)		64,359

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
FFCB (A)
0.250%, 08/01/13	2,090	2,090
0.185%, 10/23/13	1,000	1,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FFCB, Ser 1 (A)
0.230%, 08/01/13	$350	$350
0.171%, 08/14/13	4,095	4,094
FHLB
0.190%, 08/01/13 (A)	2,800	2,800
0.180%, 08/01/13 (A)	975	975
0.300%, 11/22/13 to 12/06/13	935	935
4.875%, 11/27/13	480	487
FHLMC (A)
0.390%, 08/01/13	2,780	2,780
FHLMC MTN
0.375%, 11/27/13	308	308
FNMA (A)
0.330%, 08/01/13	895	895
0.320%, 08/01/13	500	500
0.202%, 08/20/13	30	30
0.172%, 08/20/13	1,480	1,480

Total U.S. Government Agency Obligations (Cost $18,724) ($ Thousands)		18,724

MUNICIPAL BONDS (A) — 3.3%

Arizona — 0.2%
Pima County, Industrial Development Authority, RB
0.050%, 08/07/13	600	600

California — 0.5%
California State, Wide Communities Development Authority, RB
0.030%, 08/01/13	905	905
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.040%, 08/01/13	225	225
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.040%, 08/01/13	585	585

		1,715

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.050%, 08/01/13	655	655

Iowa — 0.3%
Iowa State, Finance Authority, Ser C, RB
0.118%, 08/01/13	1,045	1,045
Iowa State, Finance Authority, Ser G, RB
0.120%, 08/01/13	45	45

		1,090

Massachusetts — 0.1%
Simmons College, RB
0.160%, 08/01/13	220	220

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.060%, 08/07/13	$1,165	$1,165

Minnesota — 0.2%
Minnesota, Office of Higher Education, Ser A, RB
0.178%, 08/01/13	700	700

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.060%, 08/07/13	260	260

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Ser C, RB
0.100%, 08/07/13	190	190

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.040%, 08/01/13	485	485

Ohio — 0.2%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.050%, 08/01/13	670	670

Texas — 0.9%
Texas State, GO
0.118%, 08/06/13	95	95
0.110%, 08/06/13	345	345
0.120%, 08/07/13	340	340
Texas State, Ser A, GO
0.110%, 08/06/13	475	475
Texas State, Ser A-2, GO
0.109%, 08/07/13	1,000	1,000
Texas State, Ser B, GO
0.120%, 08/01/13	375	375
Texas State, Ser B2, GO
0.118%, 08/07/13	100	100
Texas State, Ser I, GO
0.118%, 08/07/13	195	195
University of Texas System, Ser B, RB
0.050%, 08/01/13	540	540

		3,465

Wisconsin — 0.2%
Wisconsin State, Health & Educational Facilities Authority, RB
0.040%, 08/07/13	800	800

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.040%, 08/07/13	$170	$170

		970

Total Municipal Bonds (Cost $12,185) ($ Thousands)		12,185

TIME DEPOSIT — 3.1%
Citibank
0.090%, 08/01/13	11,504	11,504

Total Time Deposit (Cost $11,504) ($ Thousands)		11,504

CORPORATE OBLIGATIONS — 0.7%
Bank of Nova Scotia
2.375%, 12/17/13	720	726
General Electric Capital MTN
1.875%, 09/16/13	64	64
HSBC Bank PLC
1.625%, 08/12/13 (D)	1,629	1,630
Toyota Motor Credit MTN
1.375%, 08/12/13	119	119
Westpac Banking
2.100%, 08/02/13	90	90

Total Corporate Obligations (Cost $2,629) ($ Thousands)		2,629

REPURCHASE AGREEMENTS (E) — 28.0%
Goldman Sachs 0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $7,807,015 (collateralized by FHLB, par value $7,964,000, 0.000%, 10/30/13, with total market value $7,963,363)	7,807	7,807
Goldman Sachs 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $15,000,033 (collateralized by various FNMA obligations, ranging in par value $2,227,453 - $13,490,914, 3.500%, 02/01/18 - 11/01/25, with total market value $15,300,035)	15,000	15,000
Goldman Sachs 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $43,000,096 (collateralized by various FNMA obligations, ranging in par value $13,337,600 - $30,162,287, 3.500%, 05/01/43 - 07/01/43, with total market value $43,860,098)	43,000	43,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JPMorgan Chase 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $15,000,033 (collateralized by various FNMA obligations, ranging in par value $6,889,414 - $8,430,000, 3.500%, 05/01/43 - 06/01/43, with total market value $15,301,228)	$15,000	$15,000
Mizuho 0.200%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $5,000,028 (collateralized by GNMA, U.S. Treasury and Morgan Stanley, ranging in par value $995,000 - $3,521,272, 1.500% - 5.625%, 12/31/13 - 08/20/42, with total market value $5,132,946)	5,000	5,000
RBC Capital 0.140%, dated 07/25/13, to be repurchased on 08/01/13, repurchase price $1,560,042 (collateralized by Ridgefield Funding, par value $1,606,979, 0.000%, 08/19/13, with total market value $1,606,847)	1,560	1,560
RBC Capital 0.140%, dated 07/25/13, to be repurchased on 08/01/13, repurchase price $3,115,085 (collateralized by Freeport-McMoran Copper & Gold and Petronas Limited, ranging in par value $19,103 - $3,529,627, 3.875% - 5.250%, 08/12/19 - 03/15/23, with total market value $3,270,840)	3,115	3,115
RBC Capital 0.140%, dated 07/30/13, to be repurchased on 08/06/13, repurchase price $4,635,126 (collateralized by various corporate obligations*, ranging in par value $1,336,734 - $1,853,707, 3.150% - 5.250%, 02/16/16 - 12/09/21, with total market value $4,866,788)	4,635	4,635
Wells Fargo 0.190%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $5,792,161 (collateralized by various corporate obligations*, ranging in par value $5,045 - $2,214,920, 2.750% - 8.125%, 04/01/15 - 03/15/23, with total market value $6,081,632)	5,792	5,792

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	3

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Concluded)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo 0.290%, dated 07/30/13, to be repurchased on 08/06/13, repurchase price $2,860,046 (collateralized by AT&T and Kansas City Power & Light, ranging in par value $80,524 - $2,801,442, 2.500% - 3.150%, 08/15/15 - 03/15/23, with total market value $3,003,049)	$2,860	$2,860

Total Repurchase Agreements (Cost $103,769) ($ Thousands)		103,769

Total Investments — 99.8% (Cost $369,569)($ Thousands)		$369,569

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Goldman Sachs	3.150%	02/16/16	$1,337
	Hewlett Packard	4.650	12/09/21	1,854
	Petronas Capital Limited	5.250	08/12/19	1,399
Wells Fargo	AGL Capital Corp.	3.500	09/15/21	16
	American Express Credit	2.750	09/15/15	149
	AT&T	2.500	08/15/15	2,801
	Buckeye Partner	5.500	08/15/19	5
	Burlington Northern Santa Fe	3.000	03/15/23	1,037
	Commonwealth Edison	5.800	03/15/18	198
	CSX Corp.	6.250	04/01/15	816
	Enterprise Products Operating	6.300	09/15/17	121
	Enterprise Products Operating	3.350	03/15/23	166
	ING U.S.	5.500	07/15/22	536
	Kansas City Power & Light	3.150	03/15/23	81
	Lorillard Tobacco Company	8.125	06/23/19	109
	Plains All American Pipeline	3.650	06/01/22	—
	Prudential Financial Inc.	5.375	06/22/20	264
	Senior Housing Property Trust	6.750	12/15/21	2,215

Percentages are based on Net Assets of $370,214 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

NY — New York

RB — Revenue Bond

Ser — Series

As of July 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.0%
FFCB
0.290%, 08/01/13 (A)	$6,000	$6,000
0.250%, 08/01/13 (A)	4,834	4,834
0.230%, 08/01/13 (A)	1,955	1,957
0.220%, 08/01/13 (A)	7,689	7,688
0.176%, 08/03/13 (A)	4,000	3,999
0.162%, 08/12/13 (A)	14,875	14,871
0.232%, 08/17/13 (A)	3,315	3,318
0.211%, 08/23/13 (A)	2,580	2,581
0.196%, 08/27/13 (A)	260	260
0.126%, 08/27/13 (A)	12,000	12,000
0.330%, 09/30/13	2,160	2,161
3.875%, 10/07/13	3,287	3,309
0.185%, 10/23/13 (A)	19,000	18,999
0.700%, 11/04/13	155	155
0.400%, 11/08/13	345	345
0.300%, 11/18/13	1,090	1,090
0.200%, 11/20/13 to 12/03/13	2,802	2,802
0.190%, 12/13/13	5,170	5,170
0.150%, 01/17/14 to 02/05/14	6,980	6,980
1.125%, 02/27/14	736	740
2.125%, 03/05/14	1,528	1,546
FFCB, Ser 1
0.230%, 08/01/13 (A)	1,185	1,185
0.171%, 08/14/13 (A)	15,250	15,247
FHLB
0.330%, 08/01/13 to 01/03/14 (A)	1,720	1,721
0.230%, 08/01/13 (A)	325	325
0.190%, 08/01/13 (A)	7,000	7,000
0.180%, 08/01/13 to 03/11/14 (A)	33,235	33,234
0.280%, 08/13/13 to 11/21/13	19,350	19,355
5.125%, 08/14/13	1,050	1,052
4.000%, 09/06/13	3,065	3,077
0.250%, 09/06/13	5,000	5,000
5.250%, 09/13/13	115	116
1.000%, 09/13/13 to 10/30/13	1,755	1,757
4.500%, 09/16/13	1,125	1,131
4.110%, 09/27/13	1,660	1,670
0.200%, 10/04/13	750	750
0.150%, 10/04/13	3,880	3,880
3.625%, 10/18/13	17,335	17,463
0.300%, 10/18/13 to 12/06/13	12,190	12,195
2.000%, 10/25/13 to 10/30/13	915	919
0.110%, 10/25/13 to 03/03/14	19,985	19,984
0.290%, 11/08/13 to 12/06/13	7,365	7,368
0.375%, 11/27/13 to 01/29/14	14,530	14,546
0.090%, 11/29/13	7,330	7,330

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.310%, 12/06/13	$6,340	$6,343
0.320%, 12/11/13	140	140
3.125%, 12/13/13	8,065	8,153
0.500%, 12/13/13	14,105	14,122
0.340%, 12/18/13	17,000	17,014
0.100%, 01/06/14	9,000	8,999
0.120%, 02/20/14	7,515	7,514
2.375%, 03/14/14	3,090	3,132
0.125%, 03/21/14 to 03/24/14	23,285	23,282
2.650%, 04/23/14	160	163
FHLB, Ser 1
0.170%, 08/01/13 (A)	1,350	1,350
0.500%, 08/28/13	1,215	1,215
FHLMC
0.390%, 08/01/13 (A)	2,001	2,002
4.125%, 09/27/13	25,787	25,947
0.500%, 10/15/13	12,945	12,954
0.375%, 10/15/13 to 10/30/13	16,805	16,812
0.875%, 10/28/13	2,252	2,256
4.875%, 11/15/13	26,898	27,266
2.500%, 01/07/14	11,191	11,305
0.450%, 01/09/14	8,792	8,803
4.500%, 01/15/14	42,229	43,066
1.375%, 02/25/14	43,917	44,222
0.300%, 03/21/14	2,350	2,352
FHLMC MTN
0.375%, 11/27/13	5,023	5,026
5.000%, 01/30/14	8,261	8,460
2.175%, 02/19/14	875	885
FNMA
0.330%, 08/01/13 (A)	5,000	5,000
0.320%, 08/01/13 (A)	1,700	1,700
0.165%, 08/08/13 (A)	19,543	19,541
0.500%, 08/09/13	6,823	6,824
1.250%, 08/20/13	7,257	7,261
0.202%, 08/20/13 (A)	1,426	1,426
0.172%, 08/20/13 (A)	7,830	7,829
0.156%, 08/27/13 (A)	25,000	24,990
1.125%, 09/17/13 to 09/30/13	11,968	11,987
1.000%, 09/23/13	7,538	7,548
1.125%, 10/08/13	1,740	1,743
4.625%, 10/15/13	4,863	4,907
1.050%, 10/22/13	810	812
2.875%, 12/11/13	17,775	17,949
0.750%, 12/18/13	9,629	9,651
2.750%, 02/05/14	733	743
1.250%, 02/27/14	27,554	27,728
2.750%, 03/13/14	5,795	5,888
Tennessee Valley Authority
4.750%, 08/01/13	1,220	1,220

Total U.S. Government Agency Obligations (Cost $744,640) ($ Thousands)		744,640

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	5

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund (Concluded)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 53.9%
Bank of Montreal 0.060%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $100,000,167 (collateralized by various U.S. Treasury Obligations, ranging in par value $11,388,652 - $39,242,200, 0.375% - 5.250%, 06/15/15 - 02/15/42, with total market value $102,000,170)	$100,000	$100,000
Bank of Nova Scotia 0.090%, dated 06/07/13, to be repurchased on 09/05/13, repurchase price $15,003,375 (collateralized by various FHLB/ FNMA obligations, ranging in par value $100,000 -$7,387,000, 0.000% - 1.330%, 08/01/13 - 10/24/19, with total market value $15,374,849) (C)	15,000	15,000
Bank of Nova Scotia 0.080%, dated 06/10/13, to be repurchased on 09/09/13, repurchase price $15,003,033 (collateralized by various FHLB/FNMA obligations, ranging in par value $15,000 -$6,943,000, 0.000% - 1.330%, 08/01/13 - 12/27/19, with total market value $15,366,856) (C)	15,000	15,000
Bank of Nova Scotia 0.120%, dated 05/08/13, to be repurchased on 08/06/13, repurchase price $15,004,500 (collateralized by various FHLB/FNMA obligations, ranging in par value $20,000 -$10,314,000, 0.000% - 1.330%, 08/01/13 - 10/24/19, with total market value $15,367,325)	15,000	15,000
Bank of Nova Scotia 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $165,000,367 (collateralized by various U.S. Treasury obligations, ranging in par value $52,375,700 - $105,656,900, 2.125% - 4.000%, 02/15/15 - 12/31/15, with total market value $168,300,478)	165,000	165,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia 0.080%, dated 07/31/13, to be repurchased on 08/07/13, repurchase price $50,000,778 (collateralized by various FNMA/FHLB obligations, ranging in par value $100,000 -$23,800,000, 0.000% - 1.500%, 08/01/13 - 10/24/19, with total market value $51,078,564)	$50,000	$50,000
Barclays Capital 0.030%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $20,000,017 (collateralized by FNMA, par value $20,050,000, 1.250%, 09/28/16, with total market value $20,400,090)	20,000	20,000
Goldman Sachs 0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $242,193,471 (collateralized by various FHLB obligations, ranging in par value $57,290,000 -$100,000,000, 0.000% - 0.125%, 09/27/13 - 07/25/14, with total market value $247,037,592)	242,193	242,193
JPMorgan Chase 0.070%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $200,000,389 (collateralized by various FCSB/FHLB/FHLMC/FNMA, ranging in par value $55,000 - $40,000,000, 0.000% - 7.125%, 05/22/14 - 08/06/38, with total market value $204,002,865)	200,000	200,000
RBC Capital 0.020%, dated 07/26/13, to be repurchased on 08/02/13, repurchase price $50,000,194 (collateralized by various FNMA/FHLB/FCSB obligations, ranging in par value $1,000- $1,730,000, 0.000% -7.250%, 08/01/13 - 12/06/32, with total market value $51,000,285)	50,000	50,000

Total Repurchase Agreements (Cost $872,193) ($ Thousands)		872,193

Total Investments — 99.9% (Cost $1,616,833) ($ Thousands)		$1,616,833

Percentages are based on Net Assets of $1,618,876 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement

(C)	Security considered illiquid. The total value of such securities as of July 31, 2013 was $30,000 ($ Thousands) and represented 1.9% of Net Assets.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

FCSB	— Federal Farm Credit Banks Consolidated Systemwide Bonds

FFCB	— Federal Farm Credit Bank

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

MTN	— Medium Term Note

Ser	— Series

As of July 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	7

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 83.6%
FFCB
0.290%, 08/01/13 (A)	$20,500	$20,500
0.250%, 08/01/13 to 08/19/13 (A)	5,488	5,488
0.230%, 08/01/13 (A)	1,570	1,572
0.220%, 08/01/13 (A)	6,926	6,925
0.165%, 08/01/13 (A)	7,000	7,000
0.176%, 08/03/13 (A)	5,000	4,999
0.162%, 08/12/13 (A)	14,835	14,831
0.232%, 08/17/13 (A)	2,605	2,607
0.182%, 08/19/13 (A)	1,100	1,100
0.211%, 08/23/13 (A)	2,089	2,090
0.196%, 08/27/13 (A)	209	209
0.126%, 08/27/13 (A)	14,000	14,000
0.980%, 09/23/13	505	506
3.875%, 10/07/13	3,875	3,901
0.650%, 10/15/13	290	290
0.185%, 10/23/13 (A)	1,000	1,000
0.700%, 11/04/13	145	145
0.400%, 11/08/13	318	318
0.920%, 11/26/13	1,361	1,364
0.230%, 12/04/13	995	995
0.190%, 12/13/13	4,830	4,830
1.300%, 12/23/13	428	430
0.350%, 01/23/14	865	866
0.150%, 02/05/14	2,065	2,065
3.000%, 02/12/14	220	223
1.125%, 02/27/14	3,897	3,919
0.260%, 03/04/14	780	781
2.125%, 03/05/14	1,270	1,285
FFCB DN (B)
0.060%, 08/01/13	5,804	5,804
0.048%, 08/02/13	5,884	5,884
0.050%, 08/08/13 to 08/23/13	9,362	9,362
0.040%, 08/09/13 to 08/27/13	27,361	27,361
0.030%, 08/14/13 to 09/24/13	44,520	44,519
0.070%, 08/15/13	4,146	4,146
FFCB, Ser 1 (A)
0.230%, 08/01/13	1,095	1,095
0.171%, 08/14/13	16,340	16,337
FHLB
0.230%, 08/01/13 (A)	260	260
0.190%, 08/01/13 (A)	4,500	4,500
0.180%, 08/01/13 to 03/11/14 (A)	29,495	29,494
0.110%, 08/01/13 to 03/03/14	33,815	33,812
0.240%, 08/09/13	2,100	2,100
5.125%, 08/14/13	100	100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.270%, 08/16/13 to 09/12/13	$13,940	$13,941
0.140%, 08/28/13	12,245	12,246
4.000%, 09/06/13	1,260	1,265
0.250%, 09/06/13 to 02/18/14	5,165	5,165
5.250%, 09/13/13	120	121
1.000%, 09/13/13	805	806
4.500%, 09/16/13	2,250	2,262
0.280%, 09/16/13 to 11/21/13	38,190	38,201
4.110%, 09/27/13	1,820	1,831
0.150%, 09/27/13 to 10/04/13	14,160	14,160
0.200%, 10/04/13	730	730
3.625%, 10/18/13	18,960	19,100
0.375%, 10/18/13 to 01/29/14	20,115	20,129
0.300%, 10/18/13 to 12/04/13	14,070	14,076
0.100%, 10/30/13 to 01/06/14	34,495	34,494
0.290%, 11/08/13 to 12/06/13	1,810	1,810
0.125%, 11/08/13 to 03/21/14	26,620	26,617
0.090%, 11/29/13	14,095	14,094
0.310%, 12/05/13	8,055	8,059
0.320%, 12/11/13	115	115
4.875%, 12/13/13	2,290	2,329
3.125%, 12/13/13	7,090	7,167
0.500%, 12/13/13	11,905	11,920
0.340%, 12/18/13	8,000	8,007
0.330%, 01/03/14	6,555	6,560
0.120%, 02/20/14	15,745	15,743
0.170%, 02/26/14	1,105	1,105
2.375%, 03/14/14	3,475	3,522
2.650%, 04/23/14	135	137
FHLB DN (B)
0.048%, 08/02/13	103,030	103,030
0.040%, 08/07/13 to 10/02/13	33,351	33,350
0.035%, 08/09/13	32,652	32,652
0.027%, 08/14/13	25,937	25,937
0.071%, 08/16/13	87,695	87,692
0.047%, 08/28/13	95,442	95,439
0.070%, 09/06/13	8,560	8,559
0.088%, 09/18/13	41,800	41,795
0.080%, 10/04/13	16,620	16,618
FHLB, Ser 1
0.170%, 08/01/13 (A)	1,305	1,305
0.500%, 08/28/13	6,920	6,922
Tennessee Valley Authority
4.750%, 08/01/13	4,011	4,011
Tennessee Valley Authority DN (B)
0.060%, 08/08/13	3,980	3,980
0.069%, 08/22/13	16,582	16,581
0.070%, 08/29/13	7,000	7,000
0.058%, 09/05/13	2,753	2,753

Total U.S. Government Agency Obligations (Cost $1,062,349) ($ Thousands)		1,062,349

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 20.1%
U.S. Treasury Bills (B)
0.010%, 08/01/13	$94,607	$94,607
0.010%, 08/29/13	48,290	48,289
U.S. Treasury Notes
4.250%, 08/15/13	10,366	10,383
0.750%, 08/15/13 to 09/15/13	32,646	32,658
3.125%, 08/31/13	16,681	16,723
0.125%, 08/31/13	52,075	52,078

Total U.S. Treasury Obligations (Cost $254,738) ($ Thousands)		254,738

Total Investments — 103.7% (Cost $1,317,087)($ Thousands)		$1,317,087

Percentages are based on Net Assets of $1,269,960 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of July 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	9

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (B) (C) — 42.0%
ASB Finance
0.240%, 09/12/13	$7,405	$7,403
0.200%, 09/16/13	36,305	36,296
0.260%, 10/03/13	12,263	12,257
0.250%, 10/22/13 to 11/04/13	38,850	38,827
Bank of Tokyo-Mitsubishi UFJ NY
0.230%, 10/15/13	1,534	1,533
BNZ International Funding
0.260%, 08/08/13	23,400	23,399
0.240%, 10/17/13	78,600	78,560
Chariot Funding LLC
0.270%, 08/01/13 to 10/09/13	39,915	39,911
0.269%, 10/04/13	18,877	18,868
0.240%, 01/09/14 to 01/22/14	53,820	53,760
Coca-Cola
0.190%, 10/21/13	7,080	7,077
0.180%, 11/04/13	18,000	17,991
0.220%, 02/03/14	19,530	19,508
Commonwealth Bank of Australia
0.230%, 10/22/13	38,000	37,980
Fairway Finance LLC
0.170%, 10/17/13	14,655	14,650
FCAR Owner Trust
0.250%, 08/06/13	3,012	3,012
0.300%, 08/09/13	16,575	16,574
0.220%, 09/09/13	3,005	3,004
0.200%, 10/03/13	33,047	33,035
0.280%, 10/04/13 to 12/11/13	23,590	23,575
0.290%, 11/15/13	30,390	30,364
0.260%, 12/16/13	12,020	12,008
Google
0.170%, 10/01/13	21,125	21,119
Gotham Funding
0.150%, 08/12/13	22,000	21,999
0.180%, 08/19/13	10,160	10,159
Jupiter Securitization LLC
0.270%, 08/08/13	11,485	11,484
0.250%, 09/12/13	2,000	1,999
0.240%, 12/09/13 to 01/14/14	160,205	160,036
Liberty Street Funding LLC
0.150%, 08/01/13 to 08/06/13	107,772	107,771
0.140%, 08/12/13 to 08/15/13	47,825	47,823
0.160%, 08/13/13	35,000	34,998
Manhattan Asset Funding LLC
0.170%, 08/07/13	1,730	1,730

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.188%, 08/09/13	$13,840	$13,839
0.200%, 08/12/13 to 09/09/13	30,610	30,606
0.180%, 08/14/13	25,000	24,998
0.220%, 08/20/13	3,300	3,300
Market Street Funding LLC
0.150%, 08/01/13	6,318	6,318
MetLife Short-Term Funding LLC
0.170%, 09/03/13	16,875	16,872
0.190%, 09/23/13	23,995	23,988
Nestle Finance International
0.140%, 08/05/13	19,340	19,340
New York Life Capital
0.140%, 08/01/13 to 10/17/13	22,290	22,289
Old Line Funding LLC
0.210%, 08/01/13 to 08/14/13	34,125	34,124
0.200%, 08/27/13 to 09/17/13	80,540	80,523
0.230%, 10/15/13	35,625	35,608
0.240%, 11/27/13 to 01/21/14	46,840	46,795
Prudential PLC
0.130%, 08/02/13	1,910	1,910
0.230%, 09/30/13	8,225	8,222
Thunder Bay Funding LLC
0.210%, 08/09/13 to 08/14/13	25,681	25,679
0.220%, 08/15/13	33,345	33,342
Toyota Credit Canada
0.210%, 08/15/13 to 12/10/13	120,585	120,545
Toyota Motor Credit
0.200%, 12/10/13	35,115	35,089
0.220%, 01/13/14	38,000	37,962
Victory Receivables
0.159%, 08/01/13	26,604	26,604
0.170%, 08/06/13 to 08/07/13	25,179	25,178
Westpac Securities
0.233%, 12/03/13	59,140	59,093
0.250%, 01/02/14	58,527	58,464
Working Capital Management
0.150%, 08/01/13 to 08/07/13	61,000	60,999
0.170%, 08/05/13	12,320	12,320

Total Commercial Paper (Cost $1,812,717) ($ Thousands)		1,812,717

CERTIFICATES OF DEPOSIT — 25.0%
Bank of Montreal
0.150%, 08/02/13	21,000	21,000
0.150%, 08/05/13	19,205	19,205
0.240%, 10/24/13	40,000	40,001
0.200%, 11/12/13	45,755	45,756
Bank of Nova Scotia
0.220%, 08/09/13	4,700	4,700
0.474%, 09/12/13	5,585	5,587
0.523%, 10/03/13	628	629
0.686%, 10/18/13	1,895	1,897
Bank of Tokyo-Mitsubishi UFJ NY
0.200%, 08/06/13	101,000	101,000

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Branch Banking & Trust
0.200%, 08/02/13	$80,200	$80,200
0.190%, 10/01/13	21,170	21,170
DNB Bank
0.180%, 08/30/13	23,000	23,000
0.210%, 11/12/13	99,500	99,500
Nordea Bank Finland PLC
0.170%, 10/21/13	64,800	64,800
Skandinaviska Enskilda Banken NY
0.200%, 08/15/13	55,000	55,000
0.200%, 09/12/13	9,100	9,100
Sumitomo Mitsui Banking
0.230%, 08/01/13	10,000	10,000
0.230%, 08/14/13	73,700	73,700
0.240%, 09/18/13	5,200	5,200
0.240%, 10/03/13	3,000	3,000
0.220%, 10/17/13	33,700	33,700
Svenska Handelsbanken NY
0.190%, 08/22/13	36,310	36,310
0.210%, 09/20/13	11,840	11,840
0.823%, 09/25/13	1,435	1,436
0.185%, 10/01/13	25,000	25,000
0.190%, 10/22/13	15,000	15,000
Swedbank Sparbanken Svenge
0.160%, 09/20/13	126,300	126,300
Toronto-Dominion Bank
0.230%, 11/12/13	50,000	50,000
0.260%, 01/06/14	26,188	26,189
0.250%, 01/13/14	40,000	40,000
0.240%, 01/21/14	30,000	30,000

Total Certificates of Deposit (Cost $1,080,220) ($ Thousands)		1,080,220

TIME DEPOSITS — 5.9%
Citibank Canada
0.090%, 08/01/13	129,000	129,000
U.S. Bank
0.090%, 08/01/13	125,000	125,000

Total Time Deposits (Cost $254,000) ($ Thousands)		254,000

MUNICIPAL BONDS (A) — 4.5%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.050%, 08/07/13	4,800	4,800

California — 0.4%
California State, Wide Communities Development Authority, RB
0.030%, 08/01/13	7,295	7,295

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.040%, 08/01/13	$3,385	$3,385
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.040%, 08/01/13	4,750	4,750

		15,430

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Ser A1, RB
0.210%, 08/07/13	100	100
0.190%, 08/07/13	900	900
0.120%, 08/07/13	1,735	1,735
0.100%, 08/07/13	2,670	2,670
Colorado State, Housing & Finance Authority, Ser C1, RB
0.120%, 08/07/13	900	900
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.220%, 08/07/13	100	100

		6,405

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.050%, 08/01/13	8,280	8,280

Iowa — 0.2%
Iowa State, Finance Authority, Ser B, RB
0.070%, 08/01/13	800	800
Iowa State, Finance Authority, Ser C, RB
0.118%, 08/01/13	6,745	6,745
Iowa State, Finance Authority, Ser G, RB
0.120%, 08/01/13	210	210
Iowa State, Finance Authority, Ser M, RB
0.130%, 08/01/13	600	600

		8,355

Massachusetts — 0.1%
Simmons College, RB
0.160%, 08/01/13	2,760	2,760

Michigan — 0.4%
Kent, Hospital Finance Authority, Ser C, RB
0.060%, 08/07/13	17,365	17,365

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	11

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.1%
Mississippi, Business Finance, Ser A, RB
0.040%, 08/01/13	$4,540	$4,540

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.060%, 08/07/13	3,940	3,940

New Hampshire — 0.1%
New Hampshire State, Health & Educational Facilities Authority, Ser C, RB
0.100%, 08/07/13	2,945	2,945

New York — 0.2%
City of New York, Sub-Ser D-3, GO
0.040%, 08/01/13	5,765	5,765
New York State, Energy Research & Development Authority, Sub-Ser A-3, RB
0.040%, 08/07/13	6,300	6,300

		12,065

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.050%, 08/01/13	5,425	5,425

South Carolina — 0.1%
South Carolina, Jobs-Economic Development Authority, Ser C, RB
0.050%, 08/07/13	3,750	3,750

Texas — 2.0%
Texas State, RB
2.500%, 08/30/13	40,000	40,075
Texas State, GO
0.118%, 08/06/13	3,695	3,695
0.110%, 08/06/13	4,035	4,035
0.110%, 08/06/13	3,025	3,025
0.120%, 08/07/13	5,045	5,045
Texas State, Ser A, GO
0.110%, 08/06/13	3,775	3,775
Texas State, Ser A-2, GO
0.109%, 08/07/13	400	400
Texas State, Ser B, GO
0.120%, 08/01/13	5,710	5,710
Texas State, Ser B2, GO
0.118%, 08/07/13	1,000	1,000
Texas State, Ser C, GO
0.120%, 08/07/13	9,010	9,010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Ser I, GO
0.118%, 08/07/13	$2,395	$2,395
University of Texas System, Ser B, RB
0.050%, 08/01/13	8,225	8,225

		86,390

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, RB
0.040%, 08/07/13	8,300	8,300
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.040%, 08/07/13	2,595	2,595
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.099%, 08/01/13	915	915

		11,810

Total Municipal Bonds (Cost $194,260) ($ Thousands)		194,260

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
FFCB, Ser 1 (A)
0.230%, 08/01/13	2,850	2,850
0.171%, 08/14/13	37,015	37,008
FHLB
0.190%, 08/01/13 (A)	17,505	17,504
0.180%, 08/01/13 (A)	14,705	14,703
0.300%, 11/22/13 to 12/06/13	7,160	7,162
4.875%, 11/27/13	3,675	3,731
FHLMC (A)
0.390%, 08/01/13	28,310	28,308
FHLMC MTN
0.375%, 11/27/13	2,354	2,355
FNMA (A)
0.330%, 08/01/13	11,000	11,000
0.320%, 08/01/13	7,000	7,000
0.202%, 08/20/13	190	190
0.172%, 08/20/13	18,235	18,232

Total U.S. Government Agency Obligations (Cost $150,043) ($ Thousands)		150,043

CORPORATE OBLIGATIONS — 0.7%
Bank of Nova Scotia
2.375%, 12/17/13	10,703	10,787
General Electric Capital
1.121%, 10/07/13 (A)	1,780	1,787
General Electric Capital MTN
1.875%, 09/16/13	433	434
0.496%, 09/28/13 (A)	6,165	6,171
HSBC Bank PLC
1.625%, 08/12/13 (D)	3,915	3,917

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Toyota Motor Credit MTN
1.375%, 08/12/13	$898	$898
0.429%, 10/29/13 (A)	3,000	3,003
Westpac Banking
2.100%, 08/02/13	2,310	2,310

Total Corporate Obligations (Cost $29,307) ($ Thousands)		29,307

REPURCHASE AGREEMENTS (E) — 16.4%
Bank of Montreal 0.050% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $204,191,284 (collateralized by U.S. Treasury Notes, ranging in par value $153,900 - $82,457,900, 0.250% - 8.750%, 06/15/14 - 11/15/28, with total market value of $208,275,167)	204,191	204,191
Goldman Sachs 0.080% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $41,380,092 (collateralized by various FNMA obligation, par value $41,904,810, 3.500%, 05/01/43, with total market value of $41,380,092)	41,380	41,380
Goldman Sachs 0.080% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $215,000,478 (collateralized by various FNMA obligations, ranging in par value $22,838,818 - $286,000,000, 3.000% - 5.000%, 10/01/26 - 05/01/43, with total market value of $219,300,488)	215,000	215,000
JPMorgan Chase 0.080% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $80,000,178 (collateralized by various FNMA obligations, ranging in par value $12,340,000 - $18,836,414, 2.500% - 6.000%, 06/01/17 - 08/01/43, with total market value of $81,601,339)	80,000	80,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital 0.140% dated 07/25/13, to be repurchased on 08/01/13, repurchase price $45,121,228 (collateralized by various FNMA and corporate obligations*, ranging in par value $17,610 - $11,900,000, 0.750% - 5.250%, 01/08/14 - 01/01/41, with total market value of $46,926,078)	$45,120	$45,120
RBC Capital 0.140% dated 07/30/13, to be repurchased on 08/06/13, repurchase price $46,766,273 (collateralized by various corporate obligations*, ranging in par value $617,544 - $2,875,000, 0.625% - 8.875%, 07/08/14 - 07/15/23, with total market value of $49,103,633)	46,765	46,765
Wells Fargo 0.290% dated 07/30/13, to be repurchased on 08/06/13, repurchase price $28,831,626 (collateralized by various corporate obligations*, ranging in par value $231,767 - $2,691,682, 0.436% - 6.200%, 07/15/14 - 02/25/23, with total market value of $29,979,936)	28,830	28,830
Wells Fargo 0.190% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $48,824,258 (collateralized by various corporate obligations*, ranging in par value $1,000 - $4,527,000, 0.000% - 9.000%, 08/01/13 - 06/01/23, with total market value of $50,907,477)	48,824	48,824

Total Repurchase Agreements (Cost $710,110) ($ Thousands)		710,110

Total Investments — 98.0% (Cost $4,230,657)($ Thousands)		$4,230,657

* A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 31, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC Capital	Agilent Technologies Inc.	3.875%	07/15/23	$2,340
	Amazon.com	2.500	11/29/22	2,388
	Barrick Gold Corp.	2.900	05/30/16	1,675
	Block Financial Corp.	5.500	11/01/22	2,217
	BP Capital Markets PLC	1.375	05/10/18	1,977
	British Sky Broadcasting Group	3.125	11/26/22	641
	CBS Corp. Class B Common New	8.875	05/15/19	1,851

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	13

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

July 31, 2013

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	Celgene Corp.	1.900%	08/15/17	$2,000
	Cenovus Energy Inc.	5.700	10/15/19	2,697
	Diageo Capital PLC	0.625	04/29/16	2,538
	E. On International Finance B.V.	5.800	04/30/13	2,250
	ENEL Finance International S.A.	5.125	10/07/19	1,321
	ENEL Finance International S.A.	3.875	10/07/14	2,570
	France Telecom	4.375	07/08/14	1,147
	Freeport McMoran Copper Gold	2.375	03/15/18	1,612
	Morgan Stanley	5.950	12/28/17	1,996
	Murphy Oil Corp.	3.700	12/01/22	2,973
	Mylan Labs Inc.	2.600	06/24/18	2,524
	PepsiCo	0.750	03/05/15	618
	Pernod Ricard	5.750	04/07/21	2,575
	Petronas Capital Limited	5.250	08/12/19	658
	St. Jude Medical Inc.	3.250	04/15/23	2,320
	SunTrust Bank	2.750	05/01/23	2,875
	TransAlta Corp.	6.650	05/15/18	1,546
Wells Fargo	American Express CRT CP	5.125	08/25/14	2,100
	Burlington Northern Santa Fe	3.000	03/15/23	232
	Cigna Corp.	2.750	11/15/16	2,199
	Diageo Capital PLC	1.125	04/29/18	2,429
	Goldman Sachs Group Inc.	1.600	11/23/15	2,595
	Health Care REIT	6.200	06/01/16	2,448
	Health Care REIT	5.875	05/15/15	2,187
	Health Care REIT	5.250	01/15/22	2,392
	Ingram Micro Inc.	5.000	08/10/22	1,212
	Morgan Stanley	3.750	02/25/23	2,692
	Pacific Life Corp.	6.000	02/10/20	1,505
	The Bear Stearns	7.250	02/01/18	1,137
	The May Deptment Store Co.	5.750	07/15/14	2,109
	Toyota Motor Credit Co.	0.436	01/23/15	1,177
	Ventas Reality Limited Partnership	3.250	08/15/22	2,528
Wells Fargo	AGL Capital Corp.	3.500	09/15/21	832
	American Express Bank	0.492	06/12/17	53
	American International Group Inc.	3.800	03/22/17	35
	Anadarka Petroleum Corp.	7.625	03/15/14	139
	Anheuser Busch Co.	7.750	01/19/15	10
	Anheuser Busch Co.	5.000	01/15/15	50
	ANZ National International Limited	3.125	02/10/15	628
	Aspen Insurance Holding LTD	6.000	08/15/14	4,205
	Autozone Inc.	5.500	11/15/15	67
	Banco Bradesco	4.500	01/12/17	654
	Bank of New York Co.	0.700	10/23/15	150
	Barclays Bank PLC	6.050	12/04/17	144
	BB&T Corp.	3.375	09/25/13	10
	BB&T Corp.	5.700	04/30/14	25
	Berkshire Hathaway Financial Corp.	5.400	05/15/18	78
	BHP Billiton	6.500	04/01/19	27
	Boston Properties LTD	5.875	10/15/19	18
	Boston Properties LTD	4.125	05/15/21	1,131
	Bunge Limited Finance	5.100	07/15/15	10
	Cameron International Corp.	6.375	07/15/18	38
	Capital One Financial Corp.	2.125	07/15/14	382
	Caterpillar Financial Services Co.	0.700	11/06/15	144
	Caterpillar Financial Services Co.	1.300	03/01/18	35
	Caterpillar Financial Services Co.	0.950	06/26/15	16
	CBS Corp. Class B Common New	3.375	03/01/22	7
	Celgene Corp.	2.450	10/15/15	5
	Chevron Corp.	3.191	06/24/23	912
	Citigroup Inc.	6.125	05/15/18	99
	Citigroup Inc.	5.500	02/15/17	12
	CME Group Inc.	5.400	08/01/13	83
	Comcast Corp.	5.850	11/15/15	21
	Constellation Energy Group	5.150	12/01/20	5
	Conventry Health Care	6.300	08/15/14	89
	Cooperatieve Centrale	2.125	10/13/15	5
	CRH American Inc.	5.300	10/15/13	82
	CWMBS Inc.	1.125	05/09/16	107
	Cytec Industries Inc.	3.500	04/01/23	105

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	Directv	3.500%	03/01/16	$2,137
	Duke Energy Holdings Corp.	3.050	08/15/22	1,928
	Dukes-Weeks Realty Limited Partnership	4.375	06/15/22	951
	Eaton Corp.	5.600	05/15/18	113
	Ebay Inc.	2.600	07/15/22	346
	Electronic Data System Corp.	6.000	08/01/13	133
	Ensco PLC	7.000	03/15/21	7
	Enterprise Products Operating LLC	3.350	03/15/23	2,785
	Equity Residential Properties Trust	5.125	03/15/16	121
	ESSEX Portfolio	3.625	08/15/22	700
	Federal Realty Trust	2.750	06/01/23	110
	Fifth Third Bank	1.450	02/28/18	30
	Fifth Third Bank	3.625	01/25/16	125
	Financing Corp.	0.000	12/06/18	4,317
	Financing Corp.	0.000	12/27/18	4,369
	Financing Corp.	0.000	12/06/16	4,527
	Florida Gas Transmission Co.	7.900	05/15/19	196
	Gatx Corp.	3.900	03/30/23	295
	GCB Associates Ltd	6.950	11/01/18	65
	Goldman Sachs Group Inc.	5.500	06/15/21	1
	Goldman Sachs Group Inc.	6.000	05/01/14	213
	Goldman Sachs Group Inc.	5.625	09/15/17	127
	Google Inc.	1.250	05/19/14	10
	Health Care	6.300	09/15/16	10
	HSBC Financial Corp.	2.900	11/16/15	15
	Itau’ Unibanco Holdings	6.200	12/21/21	130
	Jefferies Group Inc.	5.125	04/13/18	5
	Jersey Central Power and Light Co.	7.350	02/01/19	55
	John Deere Capital Co.	1.200	10/10/17	115
	JP Morgan Chase Co.	6.300	04/23/19	125
	Kansas City Southwestern De Mexico S.A. de	6.125	06/15/21	71
	Kraft Foods Inc.	6.500	08/11/17	70
	Liberty Property Limited Partnership	4.750	10/01/20	662
	Lincoln National Corp.	8.750	07/01/19	100
	Mack-Cali Realty LP	5.125	01/15/15	1,104
	Mattel Inc.	2.500	11/01/16	15
	McDonalds	5.350	03/01/18	2
	Morgan Stanley	4.000	09/22/20	2
	Nabor Industries Inc.	9.250	01/15/19	798
	National Agricultural	5.000	09/30/14	125
	National Rural Utilities	3.050	02/15/22	25
	NBC Universal Media LLC	3.650	04/30/15	299
	Newell Rubbermaid Inc.	4.700	08/15/20	10
	Newell Rubbermaid Inc.	2.000	06/15/15	15
	News America Inc.	4.500	02/15/21	54
	Nippon Telegraph and Telephone Corp.	1.400	07/18/17	25
	North Electric	6.900	09/15/15	30
	Novartis Capital Corp.	4.125	02/10/14	55
	NVR Inc.	3.950	09/15/22	64
	PACCAR Financial Corp.	6.875	02/15/14	10
	PACCAR Financial Corp.	1.550	09/29/14	54
	Pioneer Natural Resources Co.	3.950	07/15/22	70
	Plains All American Pipeline LP	8.750	05/01/19	393
	Post Apartment Homes LP	3.375	12/01/22	8
	PRICOA Global Funding 1	1.600	05/29/18	15
	Principal Life Global	0.643	05/27/16	230
	Provident Companies	7.000	07/15/18	5
	Prudential Financial Inc.	6.000	12/01/17	11
	Quest Corp.	8.375	05/01/16	328
	Raytheon	3.125	10/15/20	1
	Reynolds American	7.625	06/01/16	56
	Rio Tinto Finance LTD	9.000	05/01/19	10
	Rogers Communications Inc.	3.000	03/15/23	40
	Rohm and HAAS Co.	6.000	09/15/17	130
	Royal Bank of Canada	1.150	03/13/15	50
	Santarder Holdings USA Inc.	3.000	09/24/15	601
	Santarder Holdings USA Inc.	4.625	04/19/16	145
	Shell International Finance B.V.	4.375	03/25/20	10

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
	State Street Corp.	4.300%	05/30/14	$519
	SunTrust Bank	5.450	12/01/17	15
	The Kroger Co.	3.900	10/01/15	1
	Torchmark Corp.	9.250	06/15/19	1,546
	Toyota Motor Credit Co.	1.375	08/12/13	166
	Toyota Motor Credit Co.	3.200	06/17/15	596
	Transocean Sedco Forex	3.800	10/15/22	1,554
	Tyco Electronics	4.875	01/15/21	127
	UBS AG Stamford Branch	2.250	08/12/13	70
	United Technologies	6.125	02/01/19	10
	Ventas Realty Limited Partnership	3.125	11/30/15	430
	Verizon Wireless Capital LLC	8.500	11/15/18	10
	Viacom Inc.	6.250	04/30/16	5
	Walgreen Co.	5.250	01/15/19	20
	Walmart Stores Inc.	1.625	04/15/14	65
	Whirlpool Corp.	4.700	06/01/22	573
	Wyndham Worldwide Corp.	5.750	2/1/18	7
	X Adventist Health System West city of Gardina	3.378	03/01/23	1,998
	Xstrata Finance	3.600	01/15/17	2,018
	Xstrata Finance	4.250	10/25/22	225

Percentages are based on Net Assets of $4,317,181 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities are held in connection with a letter of credit issued by major bank.

(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E)	Tri-party Repurchase Agreement.

FFCB	— Federal Farm Credit Bank

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

GO	— General Obligation

LLC	— Limited Liability Company

MTN	— Medium Term Note

NY	— New York

PLC	— Public Limited Company

RB	— Revenue Bond

Ser	— Series

As of July 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	15

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 36.0%
U.S. Treasury Bills (A)
0.069%, 12/26/13	$7,840	$7,838
U.S. Treasury Notes
4.250%, 08/15/13 to 11/15/13	3,111	3,141
3.125%, 08/31/13	2,500	2,506
0.125%, 08/31/13	6,190	6,190
0.500%, 10/15/13 to 11/15/13	15,945	15,961
2.000%, 11/30/13	9,290	9,347
0.250%, 11/30/13 to 02/28/14	11,960	11,966
0.750%, 12/15/13	22,720	22,772
1.500%, 12/31/13	1,485	1,494
1.000%, 01/15/14	8,700	8,735
1.750%, 01/31/14	3,715	3,745
1.250%, 02/15/14	945	951
1.875%, 02/28/14	14,257	14,403

Total U.S. Treasury Obligations (Cost $109,049) ($ Thousands)		109,049

REPURCHASE AGREEMENTS (B) — 64.3%
Bank of Montreal 0.050% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $20,809,029 (collateralized by U.S. Treasury Notes, par value $16,269,600, 5.550%, 08/15/28, with total market value of $21,225,255)	20,809	20,809
Bank of Montreal 0.050% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $30,000,042 (collateralized by U.S. Treasury Notes, ranging in par value $14,801,900 - $16,129,000, 0.250% - 0.625%, 05/31/15 - 11/30/17, with total market value of $30,600,100)	30,000	30,000
Bank of Nova Scotia 0.080% dated 07/08/13, to be repurchased on 10/07/13, repurchase price $2,337,676 (collateralized by U.S. Treasury Notes, par value $2,290,463, 0.250%, 09/15/14, with total market value of $2,337,676) (C)	2,290	2,290

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bank of Nova Scotia 0.070% dated 06/13/13, to be repurchased on 09/12/13, repurchase price $3,090,547 (collateralized by various U.S. Treasury Notes, ranging in par value $27,200 - $1,681,000, 0.025% - 0.875%, 09/15/14 - 02/15/43, with total market value of $3,152,126) (C)	$3,090	$3,090
Barclays Capital 0.070% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $19,000,037 (collateralized by U.S. Treasury Notes, par value $19,266,700, 0.500%, 08/15/14, with total market value of $19,380,042)	19,000	19,000
Citibank 0.060% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $19,380,032 (collateralized by U.S. Treasury Notes, par value $19,323,300, 0.375%, 08/15/28, with total market value of $19,380,039)	19,000	19,000
Credit Suisse 0.050% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $17,000,024 (collateralized by U.S. Treasury Notes, par value $17,200,000, 1.750%, 01/31/14, with total market value of $17,343,104)	17,000	17,000
JPMorgan Chase 0.060% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $17,000,028 (collateralized by various U.S. Treasury Notes, ranging in par value $3,340,000 - $4,275,900, 1.125% - 4.625%, 06/30/16 - 04/30/20, with total market value of $17,341,432)	17,000	17,000
RBC Capital 0.040% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $18,000,020 (collateralized by various U.S. Treasury Notes, ranging in par value $7,771,600 - $10,718,400, 0.250% - 0.750%, 12/15/15 - 06/30/17, with total market value of $18,360,099)	18,000	18,000
TD Securities 0.040% dated 07/31/13, to be repurchased on 08/07/13, repurchase price $6,065,047 (collateralized by U.S. Treasury Notes, par value $6,179,400, 0.625%, 07/15/16, with total market value of $6,186,393)	6,065	6,065

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

TD Securities 0.020% dated 07/26/13, to be repurchased on 08/02/13, repurchase price $6,235,024 (collateralized by U.S. Treasury Notes, par value $6,352,600, 0.020%, 07/15/16, with total market value of $6,359,789)	$6,235	$6,235
UBS 0.050% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $18,000,025 (collateralized by U.S. Treasury Notes, par value $18,475,200, 1.875%, 06/30/20, with total market value of $18,360,053)	18,000	18,000
Wells Fargo 0.060% dated 07/31/13, to be repurchased on 08/01/13, repurchase price $18,030,048 (collateralized by U.S. Treasury Notes, par value $18,350,200, 0.125%, 09/30/13, with total market value of $18,360,048)	18,000	18,000

Total Repurchase Agreements (Cost $194,489) ($ Thousands)		194,489

Total Investments — 100.3% (Cost $303,538)($ Thousands)		$303,538

Percentages are based on Net Assets of $302,639 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2013 was $5,380 ($ Thousands) and represented 1.7% of Net Assets.

As of July 31, 2013, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	17

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 106.0%
U.S. Treasury Bills (A)
0.012%, 08/01/13	$107,994	$107,994
0.016%, 08/08/13	99,000	99,000
0.015%, 08/15/13	15,000	15,000
0.020%, 08/22/13	16,000	16,000
0.000%, 08/29/13	40,000	39,999
0.083%, 09/12/13	5,000	5,000
0.105%, 10/03/13	10,000	9,998
0.088%, 10/10/13	11,000	10,998
0.066%, 10/17/13	5,000	4,999
0.080%, 10/24/13	5,000	4,999
0.085%, 11/07/13	8,000	7,998
0.063%, 12/26/13	15,490	15,486
U.S. Treasury Notes
4.250%, 08/15/13 to 11/15/13	110,050	110,352
0.750%, 08/15/13 to 12/15/13	81,272	81,333
3.125%, 08/31/13 to 09/30/13	16,500	16,560
0.125%, 08/31/13 to 09/30/13	22,990	22,991
0.500%, 10/15/13 to 11/15/13	53,185	53,236
2.750%, 10/31/13	900	906
2.000%, 11/30/13	10,200	10,262
0.250%, 11/30/13 to 02/28/14	34,925	34,940
1.500%, 12/31/13	3,240	3,259
1.000%, 01/15/14	19,955	20,036
1.750%, 01/31/14	2,600	2,621
1.875%, 02/28/14	11,600	11,719

Total U.S. Treasury Obligations (Cost $705,686) ($ Thousands)		705,686

Total Investments — 106.0% (Cost $705,686) ($ Thousands)		$705,686

Percentages are based on Net Assets of $665,885 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of July 31, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 45.3%

Banks — 13.3%
Abbey National Treasury Services PLC
3.875%, 11/10/14 (A)	$598	$616
ABN AMRO Bank
1.375%, 01/22/16 (A)	795	793
American Express
0.863%, 05/22/18 (B)	600	599
American Express Centurion Bank
0.725%, 11/13/15 (B)	535	535
Australia & New Zealand Banking Group NY
0.835%, 05/15/18 (B)	375	373
Bank of America
1.500%, 10/09/15	1,310	1,313
Bank of America MTN
1.685%, 01/30/14 (B)	350	352
1.093%, 03/22/16 (B)	200	200
Bank of Montreal MTN
0.870%, 04/09/18 (B)	500	500
Bank of New York Mellon
0.534%, 07/28/14 (B)	300	301
Bank of New York Mellon MTN
0.714%, 03/06/18 (B)	350	350
Bank of Nova Scotia
1.850%, 01/12/15	965	981
0.788%, 07/15/16 (B)	670	671
0.715%, 09/11/15 (B)	800	802
Bank of Tokyo-Mitsubishi
0.723%, 02/26/16 (A)(B)	440	441
BB&T
0.964%, 04/28/14 (B)	263	263
BB&T MTN
3.375%, 09/25/13	315	316
1.133%, 06/15/18 (B)	380	380
BNP Paribas MTN
3.022%, 12/20/14 (B)	615	635
BPCE MTN
1.516%, 04/25/16 (B)	500	504
Canadian Imperial Bank of Commerce
0.900%, 10/01/15	400	401
Capital One
0.723%, 03/22/16 (B)	500	499
Capital One Financial
1.418%, 07/15/14 (B)	255	257

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
0.753%, 03/18/16 (B)	$550	$551
Danske Bank
1.318%, 04/14/14 (A)(B)	1,050	1,055
Fifth Third Bank
0.683%, 02/26/16 (B)	790	788
HSBC Bank PLC
1.068%, 01/17/14 (A)(B)	462	464
0.915%, 05/15/18 (A)(B)	500	500
HSBC Bank USA NY
4.625%, 04/01/14	700	718
HSBC USA
2.375%, 02/13/15	330	338
ING Bank
1.913%, 09/25/15 (A)(B)	550	560
Intesa Sanpaolo
3.125%, 01/15/16	350	347
Manufacturers & Traders Trust
0.574%, 03/07/16 (B)	660	658
Nordea Bank
0.735%, 05/13/16 (A)(B)	600	601
PNC Bank
0.584%, 04/29/16 (B)	700	700
Rabobank MTN
2.125%, 10/13/15	880	903
Royal Bank of Canada
1.125%, 07/22/16	630	628
Royal Bank of Canada MTN
0.850%, 03/08/16	990	984
0.644%, 03/08/16 (B)	500	501
0.501%, 01/06/15 (B)	350	350
Royal Bank of Scotland PLC
2.550%, 09/18/15	295	301
Societe Generale
2.200%, 09/14/13 (A)	263	263
Standard Chartered PLC
1.225%, 05/12/14 (A)(B)	1,000	1,006
Sumitomo Mitsui Banking
1.350%, 07/18/15	250	252
SunTrust Banks
3.600%, 04/15/16	690	732
Svenska Handelsbanken
0.722%, 03/21/16 (B)	500	501
Swedbank Hypotek
0.726%, 03/28/14 (A)(B)	250	250
Toronto-Dominion Bank
0.568%, 07/14/14 (B)	310	311
Toronto-Dominion Bank MTN
0.453%, 05/01/15 (B)	700	700
UBS MTN
5.875%, 07/15/16	550	609
US Bank
0.548%, 10/14/14 (B)	600	601

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Wells Fargo
1.500%, 07/01/15	$500	$506
0.895%, 04/23/18 (B)	650	650
Wells Fargo MTN
0.794%, 07/20/16 (B)	990	991

		30,401

Consumer Products — 1.9%
Amazon.com
0.650%, 11/27/15	575	574
Costco Wholesale
0.650%, 12/07/15	665	665
Hasbro
6.125%, 05/15/14	500	520
Kimberly-Clark
0.394%, 05/15/16 (B)	800	799
Maytag MTN
6.450%, 08/15/14	550	581
Newell Rubbermaid
2.000%, 06/15/15	450	457
Walgreen
0.772%, 03/13/14 (B)	530	531

		4,127

Energy — 2.3%
BP Capital Markets PLC
0.785%, 05/10/18 (B)	750	751
0.700%, 11/06/15	865	863
Enterprise Products Operating LLC
1.250%, 08/13/15	45	45
Petrobras Global Finance
1.894%, 05/20/16 (B)	1,565	1,558
Schlumberger Investment
0.824%, 09/12/14 (A)(B)	575	578
Schlumberger Norge
1.250%, 08/01/17 (A)	145	142
Total Capital Canada
0.648%, 01/15/16 (B)	900	906
TransCanada PipeLines
0.750%, 01/15/16	350	348

		5,191

Financial Services — 7.3%
American Honda Finance
0.648%, 05/26/16 (A)(B)	815	815
American Honda Finance MTN
1.000%, 08/11/15 (A)	400	401
Caisse Centrale Desjardins du Quebec
1.700%, 09/16/13 (A)	660	661
CDP Financial
3.000%, 11/25/14 (A)	440	453

Citigroup
4.875%, 05/07/15	700	740
1.250%, 01/15/16	1,085	1,078

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Daimler Finance North America LLC
1.250%, 01/11/16 (A)	$700	$698
1.125%, 08/01/18 (A)(B)	400	401
0.945%, 08/01/16 (A)(B)	910	911
ERAC USA Finance LLC
2.250%, 01/10/14 (A)	135	136
1.400%, 04/15/16 (A)	240	239
Ford Motor Credit LLC
1.525%, 05/09/16 (B)	670	671
General Electric Capital
1.303%, 07/02/15 (B)	355	360
0.983%, 04/02/18 (B)	250	251
General Electric Capital MTN
1.145%, 05/09/16 (B)	500	504
1.000%, 01/08/16	250	249
Glencore Funding LLC
1.431%, 05/27/16 (A)(B)	700	680
Hyundai Capital America
1.625%, 10/02/15 (A)	685	684
International Lease Finance
6.500%, 09/01/14 (A)	500	523
National Rural Utilities Cooperative Finance MTN
0.523%, 05/27/16 (B)	930	929
Nissan Motor Acceptance
4.500%, 01/30/15 (A)	320	337
PACCAR Financial MTN
0.545%, 02/08/16 (B)	450	450
Simon Property Group
6.750%, 05/15/14	550	567
SLM Student Loan Trust MTN
3.875%, 09/10/15	235	239
Toyota Motor Credit
0.564%, 05/17/16 (B)	1,700	1,700
USAA Capital
3.500%, 07/17/14 (A)	250	257
Ventas Realty
3.125%, 11/30/15	519	544
Volkswagen International Finance
2.875%, 04/01/16 (A)	825	860
0.884%, 04/01/14 (A)(B)	425	426

		16,764

Food, Beverage & Tobacco — 3.2%
Anheuser-Busch InBev Worldwide
4.125%, 01/15/15	215	226
0.800%, 07/15/15	650	652
0.628%, 07/14/14 (B)	300	301
BAT International Finance PLC
1.400%, 06/05/15 (A)	945	954
Campbell Soup
0.574%, 08/01/14 (B)	640	641
ConAgra Foods
1.300%, 01/25/16	600	602

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Heineken
0.800%, 10/01/15 (A)	$375	$373
Kellogg
0.505%, 02/13/15 (B)	600	600
Kraft Foods Group
1.625%, 06/04/15	625	635
PepsiCo
0.465%, 07/30/15 (B)	1,000	1,000
Philip Morris International
2.500%, 05/16/16	500	521
Reynolds American
1.050%, 10/30/15	260	260
SABMiller Holdings
1.850%, 01/15/15 (A)	650	659

		7,424

Health Care — 2.7%
AbbVie
1.200%, 11/06/15 (A)	1,539	1,545
Boston Scientific
4.500%, 01/15/15	460	482
Express Scripts Holding
2.750%, 11/21/14	1,200	1,229
McKesson
0.950%, 12/04/15	235	236
Merck
0.464%, 05/18/16 (B)	510	511
Quest Diagnostics
1.123%, 03/24/14 (B)	735	737
Teva Pharmaceutical Finance III 0.772%, 03/21/14 (B)	620	621
Thermo Fisher Scientific
2.050%, 02/21/14	137	138
UnitedHealth Group
0.398%, 08/28/14 (B)	350	350
WellPoint
1.250%, 09/10/15	210	212

		6,061

Industrials — 1.1%
General Electric
0.850%, 10/09/15	1,295	1,296
Penske Truck Leasing LP
2.500%, 07/11/14 (A)	70	71
Pentair Finance
1.350%, 12/01/15	285	287
Precision Castparts
0.700%, 12/20/15	145	145
Tyco Electronics Group
5.950%, 01/15/14	710	727

		2,526

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Information Technology — 1.3%
Dell
0.874%, 04/01/14 (B)	$350	$349
Hewlett-Packard
0.673%, 05/30/14 (B)	1,000	998
TSMC Global
0.950%, 04/03/16 (A)	325	320
Western Union
2.375%, 12/10/15	85	87
Xerox
1.094%, 05/16/14 (B)	1,345	1,345

		3,099

Insurance — 3.5%
American International Group
4.250%, 09/15/14	650	673
Berkshire Hathaway
0.800%, 02/11/16	350	351
ING US
2.900%, 02/15/18 (A)	350	349
MetLife Institutional Funding II
0.641%, 01/06/15 (A)(B)	910	913
Metropolitan Life Global Funding I
1.700%, 06/29/15 (A)	850	863
1.500%, 01/10/18 (A)	220	215
Monumental Global Funding III
0.468%, 01/15/14 (A)(B)	190	190
New York Life Global Funding
0.800%, 02/12/16 (A)	475	472
0.615%, 05/23/16 (A)(B)	550	550
Pricoa Global Funding I
5.450%, 06/11/14 (A)	600	625
Principal Life Global Funding II
1.000%, 12/11/15 (A)	795	796
0.895%, 07/09/14 (A)(B)	250	251
0.643%, 05/27/16 (A)(B)	370	370
Principal Life Income Funding Trusts MTN
5.100%, 04/15/14	250	258
Prudential Financial MTN
5.100%, 09/20/14	462	484
Sun Life Financial Global Funding III
0.521%, 10/06/13 (A)(B)	655	655

		8,015

Investment Banker/Broker Dealer — 2.9%
Credit Agricole Home Loan
1.016%, 07/21/14 (A)(B)	400	402
Credit Suisse USA
5.125%, 08/15/15	200	217
Goldman Sachs Group
1.465%, 04/30/18 (B)	500	500
0.769%, 01/12/15 (B)	705	703

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Goldman Sachs Group MTN
1.600%, 11/23/15	$500	$503
1.274%, 11/21/14 (B)	660	664
JPMorgan Chase
1.166%, 01/25/18 (B)	500	501
JPMorgan Chase MTN
0.928%, 10/15/15 (B)	490	491
0.893%, 02/26/16 (B)	1,090	1,091
Morgan Stanley
1.523%, 02/25/16 (B)	1,470	1,478

		6,550

Materials — 1.3%
Anglo American Capital PLC
2.150%, 09/27/13 (A)	376	377
Rio Tinto Finance USA PLC
8.950%, 05/01/14	500	530
1.113%, 06/17/16 (B)	705	705
Xstrata Finance Canada
2.050%, 10/23/15 (A)	900	896
Yara International
5.250%, 12/15/14 (A)	350	368

		2,876

Media — 1.3%
Comcast
5.850%, 11/15/15	200	222
DIRECTV Holdings LLC
3.550%, 03/15/15	250	260
NBCUniversal Enterprise
0.953%, 04/15/18 (A)(B)	575	580
0.805%, 04/15/16 (A)(B)	445	446
NBCUniversal Media LLC
2.100%, 04/01/14	117	118
Thomson Reuters
0.875%, 05/23/16	650	646
Time Warner Cable
7.500%, 04/01/14	450	469
Viacom
1.250%, 02/27/15	247	248

		2,989

Telephones & Telecommunication — 1.8%
AT&T
0.660%, 02/12/16 (B)	1,350	1,354
British Telecommunications PLC
1.397%, 12/20/13 (B)	550	552
Cellco Partnership
5.550%, 02/01/14	660	675
Telecom Italia Capital
5.250%, 11/15/13	360	364
Verizon Communications
0.474%, 03/06/15 (A)(B)	410	409

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Vodafone Group PLC
0.659%, 02/19/16 (B)	$620	$620

		3,974

Utilities — 1.4%
Dominion Resources
1.800%, 03/15/14	620	624
Duke Energy
6.300%, 02/01/14	590	606
Duke Energy Carolinas LLC
5.750%, 11/15/13	200	203
Duke Energy Indiana
0.619%, 07/11/16 (B)	85	85
Georgia Power
0.625%, 11/15/15	700	697
NextEra Energy Capital Holdings
1.611%, 06/01/14	360	363
Northeast Utilities
1.022%, 09/20/13 (B)	100	100
Sempra Energy
1.033%, 03/15/14 (B)	400	401

		3,079

Total Corporate Obligations (Cost $102,879) ($ Thousands)		103,076

ASSET-BACKED SECURITIES — 25.7%

Automotive — 15.8%
Ally Auto Receivables Trust, Ser 2010-4, CI A3
0.910%, 11/17/14	11	11
Ally Auto Receivables Trust, Ser 2012-1, CI A2
0.710%, 09/15/14	43	43
Ally Auto Receivables Trust, Ser 2012-SN1, Cl A4
0.700%, 12/21/15	410	410
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/17	825	821
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/16	480	479
Ally Master Owner Trust, Ser 2011-1, Cl A1
1.061%, 01/15/16 (B)	556	557
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16	750	756
Ally Master Owner Trust, Ser 2012-1, Cl A2
1.440%, 02/15/17	650	655

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ally Master Owner Trust, Ser 2012-3, Cl A2
1.210%, 06/15/17	$480	$482
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.641%, 02/15/18 (B)	310	309
Ally Master Owner Trust, Ser 2013-2, Cl A
0.641%, 04/15/18 (B)	750	746
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl A
1.640%, 11/15/16 (A)	395	395
American Credit Acceptance Receivables Trust, Ser 2013-2, Cl A
1.320%, 02/15/17 (A)	390	390
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	10	10
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl B
1.990%, 10/08/15	1,607	1,612
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	189	193
AmeriCredit Automobile Receivables Trust, Ser 2011-3, Cl A3
1.170%, 01/08/16	820	822
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A2
0.910%, 10/08/15	64	64
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/17	575	572
AmeriCredit Automobile Receivables Trust, Ser 2013-1, Cl A2
0.490%, 06/08/16	420	420
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/17	490	486
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.741%, 03/15/20 (A)(B)	87	87
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.491%, 01/15/21 (A)(B)	778	777
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/15 (A)	325	324
Avis Budget Rental Car Funding, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	29	29
Avis Budget Rental Car Funding, Ser 2011-1A, Cl A
1.850%, 11/20/14 (A)	280	281
California Republic Auto Receivables Trust, Ser 2013-1, Cl A2
1.410%, 09/17/18 (A)	1,235	1,232

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CarMax Auto Owner Trust, Ser 2009-2, Cl A4
2.820%, 12/15/14	$249	$250
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	46	46
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	92	92
CarMax Auto Owner Trust, Ser 2012-1, Cl A3
0.890%, 09/15/16	260	261
CarMax Auto Owner Trust, Ser 2012-3, Cl A3
0.520%, 07/17/17	370	369
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/18	120	119
CFC LLC, Ser 2013-1A, Cl A
1.650%, 07/17/17 (A)	99	99
Chesapeake Funding LLC, Ser 2011-2A, Cl A
1.445%, 04/07/24 (A)(B)	555	560
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.945%, 11/07/23 (A)(B)	291	292
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.645%, 05/07/24 (A)(B)	580	581
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.645%, 01/07/25 (A)(B)	325	325
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/20 (A)	290	289
Enterprise Fleet Financing LLC, Ser 2012-1, Cl A2
1.140%, 11/20/17 (A)	195	195
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/18 (A)	515	515
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/18 (A)	458	461
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/18 (A)	276	275
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/19 (A)	500	499
Ford Credit Auto Lease Trust, Ser 2012-A, Cl A2
0.630%, 04/15/14	30	30

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	23

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Ford Credit Auto Lease Trust, Ser 2012-B, Cl A3
0.570%, 09/15/15	$455	$454
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/17	475	484
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.791%, 02/15/16 (B)	208	208
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.573%, 01/15/18 (B)	1,145	1,139
GE Dealer Floorplan Master Note Trust, Ser 2011-1, Cl A
0.792%, 07/20/16 (B)	250	251
GE Dealer Floorplan Master Note Trust, Ser 2012-1, Cl A
0.762%, 02/20/17 (B)	1,195	1,200
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.682%, 06/20/17 (B)	985	988
GE Dealer Floorplan Master Note Trust, Ser 2012-4, Cl A
0.632%, 10/20/17 (B)	1,405	1,408
Harley-Davidson Motorcycle Trust, Ser 2011-1, Cl A3
0.960%, 05/16/16	319	319
Harley-Davidson Motorcycle Trust, Ser 2011-2, Cl A2
0.710%, 05/15/15	8	8
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/17	390	390
Hertz Vehicle Financing LLC, Ser 2010-1A, Cl A1
2.600%, 02/25/15 (A)	835	840
Hertz Vehicle Financing LLC, Ser 2011-1A, Cl A1
2.200%, 03/25/16 (A)	445	453
Honda Auto Receivables Owner Trust, Ser 2011-2, Cl A3
0.940%, 03/18/15	91	92
Honda Auto Receivables Owner Trust, Ser 2012-3, Cl A3
0.560%, 05/15/16	355	355
Honda Auto Receivables Owner Trust, Ser 2013-1, Cl A3
0.480%, 11/21/16	202	201
Huntington Auto Trust, Ser 2012-2, Cl A3
0.510%, 04/17/17	520	518
Hyundai Auto Lease Securitization Trust, Ser 2011-A, Cl A3
1.020%, 08/15/14 (A)	273	273

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	$46	$46
Mercedes-Benz Auto Receivables Trust, Ser 2011-1, Cl A3
0.850%, 03/16/15	76	76
Mercedes-Benz Auto Receivables Trust, Ser 2012-1, Cl A3
0.470%, 10/17/16	430	429
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/17 (A)	360	358
Mercedes-Benz Master Owner Trust, Ser 2012-BA, Cl A
0.461%, 11/15/16 (A)(B)	820	817
Motor PLC, Ser 2013-1A, Cl A1
0.690%, 02/25/21 (A)(B)	310	207
Navistar Financial Dealer Note Master Owner Trust II, Ser 2011-1, Cl A
1.340%, 10/25/16 (A)(B)	200	200
Navistar Financial Owner Trust, Ser 2012-A, Cl A2
0.850%, 03/18/15 (A)	425	425
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	250	251
Nissan Master Owner Trust Receivables, Ser 2012-A, Cl A
0.663%, 05/15/17 (B)	65	65
Porsche Innovative Lease Owner Trust, Ser 2011-1, Cl A3
1.090%, 09/22/14 (A)	124	124
Porsche Innovative Lease Owner Trust, Ser 2012-1, Cl A3
0.540%, 12/21/15 (A)	381	380
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/18 (A)	995	993
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	390	399
Santander Drive Auto Receivables Trust, Ser 2012-1, Cl A2
1.250%, 04/15/15	221	221
Santander Drive Auto Receivables Trust, Ser 2012-4, Cl A2
0.790%, 08/17/15	288	289
Santander Drive Auto Receivables Trust, Ser 2013-1, Cl A2
0.480%, 02/16/16	258	258
SNAAC Auto Receivables Trust, Ser 2013-1A, Cl A
1.140%, 07/16/18 (A)	254	254

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Volkswagen Auto Lease Trust, Ser 2013-A, Cl A2A
0.630%, 12/21/15	$510	$510
Volkswagen Auto Loan Enhanced Trust, Ser 2012-1, Cl A2
0.610%, 10/20/14	41	41
World Omni Automobile Lease Securitization Trust, Ser 2011-A, Cl A4
1.780%, 09/15/16	285	286
World Omni Automobile Lease Securitization Trust, Ser 2012-A, Cl A3
0.930%, 11/16/15	1,191	1,191
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.543%, 02/15/18 (A)(B)	555	552

		36,174

Credit Card — 1.7%
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.610%, 07/15/20 (B)	550	550
Dryrock Issuance Trust, Ser 2012-1, Cl A
0.341%, 08/15/17 (B)	305	304
Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/18	480	476
GE Capital Credit Card Master Note Trust, Ser 2009-4, Cl A
3.800%, 11/15/17	325	338
GE Capital Credit Card Master Note Trust, Ser 2012-5, Cl A
0.950%, 06/15/18	590	592
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/17 (A)	575	576
Gracechurch Card Funding PLC, Ser 2012-1A, Cl A1
0.891%, 02/15/17 (A)(B)	600	603
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/17 (A)	360	358

		3,797

Miscellaneous Business Services — 6.9%
Apidos CDO, Ser 2013-12A, Cl A
1.373%, 04/15/25 (A)(B)	600	599
Atrium CDO, Ser 2013-10A, Cl A
1.396%, 07/16/25 (A)(B)	605	601
Babson CLO, Ser 2013-IA, Cl A
1.312%, 04/20/25 (A)(B)	650	650
CIFC Funding, Ser 2013-1A, Cl A1
1.432%, 04/16/25 (A)(B)	485	485
New York City Tax Lien, Ser 2013-A, Cl A
1.190%, 11/10/26	225	225

Description	Face Amount ($ Thousands)	Value ($ Thousands)
CNH Equipment Trust, Ser 2010-C, Cl A3
1.170%, 05/15/15	$60	$60
CNH Equipment Trust, Ser 2011-C, Cl A2
0.900%, 04/15/15	5	5
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/17	275	275
CNH Equipment Trust, Ser 2012-C, Cl A3
0.570%, 12/15/17	280	279
GE Equipment Midticket LLC, Ser 2010-1, Cl A4
1.470%, 07/14/15 (A)	179	179
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/16	270	270
GE Equipment Midticket LLC, Ser 2012-1, Cl A2
0.470%, 01/22/15	213	213
GE Equipment Small Ticket LLC, Ser 2011-2A, Cl A2
1.140%, 06/23/14 (A)	20	20
GE Equipment Transportation LLC, Ser 2011-1, Cl A4
1.330%, 05/20/19	240	241
GE Equipment Transportation LLC, Ser 2012-1, Cl A2
0.770%, 09/22/14	172	172
GE Equipment Transportation LLC, Ser 2012-1, Cl A3
0.990%, 11/23/15	135	135
GE Equipment Transportation LLC, Ser 2012-2, Cl A3
0.620%, 07/25/16	856	853
HLSS Servicer Advance Receivables Backed Notes, Ser 2012-T2, Cl A2
1.990%, 10/15/45 (A)	300	301
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A2
1.495%, 01/16/46 (A)	200	198
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T1, Cl A1
0.898%, 01/15/44 (A)	745	745
HLSS Servicer Advance Receivables Backed Notes, Ser 2013-T2, Cl A2
1.147%, 05/16/44 (A)	211	209
John Deere Owner Trust, Ser 2012-B, Cl A2
0.430%, 02/17/15	366	366
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/17	825	821
Katonah CLO, Ser 2005-7A, Cl B
0.695%, 11/15/17 (A)(B)	504	489

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	25

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Macquarie Equipment Funding Trust, Ser 2012-A, Cl A2
0.610%, 04/20/15 (A)	$620	$620
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.573%, 03/22/21 (A)(B)	420	398
MMAF Equipment Finance LLC, Ser 2012-AA, Cl A2
0.840%, 01/12/15 (A)	264	264
Nelnet Education Loan Funding, Ser 2004-2A, Cl A4
0.413%, 08/26/19 (B)	162	161
Oak Hill Credit Partners, Ser 2013-8A, Cl A
1.395%, 04/20/25 (A)(B)	360	358
Octagon Investment Partners XVI, Ser 2013-1A, Cl A
1.392%, 07/17/25 (A)(B)	550	549
OHA Intrepid Leveraged Loan Fund, Ser 2013-1AR, Cl AR
1.186%, 04/20/21 (A)(B)	596	596
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.910%, 01/25/36 (B)	19	19
Sierra Receivables Funding LLC, Ser 2007-2A, Cl A2
1.192%, 09/20/19 (A)(B)	51	51
SLM Student Loan Trust, Ser 2005-8, Cl A2
0.356%, 07/25/22 (B)	31	31
SLM Student Loan Trust, Ser 2005-9, Cl A4
0.366%, 01/25/23 (B)	91	91
SLM Student Loan Trust, Ser 2006-4, Cl A4
0.346%, 04/25/23 (B)	317	317
SLM Student Loan Trust, Ser 2007-2, Cl A2
0.266%, 07/25/17 (B)	289	288
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.366%, 10/25/16 (B)	228	229
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.710%, 03/25/26 (B)	727	721
SLM Student Loan Trust, Ser 2011-A, Cl A1
1.191%, 10/15/24 (A)(B)	145	145
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.041%, 12/16/24 (A)(B)	456	456
SLM Student Loan Trust, Ser 2012-5, Cl A1
0.390%, 11/25/16 (B)	464	463

Description	Face Amount ($ Thousands)	Value ($ Thousands)
SLM Student Loan Trust, Ser 2012-6, Cl A1
0.350%, 02/27/17 (B)	$267	$267
SLM Student Loan Trust, Ser 2012-7, Cl A1
0.350%, 02/27/17 (B)	393	392
SLM Student Loan Trust, Ser 2013-1, Cl A1
0.340%, 02/27/17 (B)	291	290
SMS Student Loan Trust, Ser 2000-B, Cl A2
0.464%, 04/28/29 (B)	122	121
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/17 (A)	350	348

		15,566

Mortgage Related — 1.3%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.530%, 01/25/35 (B)	303	295
HSBC Home Equity Loan Trust, Ser 2005-1, Cl A
0.482%, 01/20/34 (B)	394	387
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.352%, 01/20/36 (B)	1,619	1,575
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.342%, 03/20/36 (B)	323	316
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A4
0.432%, 03/20/36 (B)	510	490

		3,063

Total Asset-Backed Securities (Cost $58,812) ($ Thousands)		58,600

MORTGAGE-BACKED SECURITIES — 22.3%

Agency Mortgage-Backed Obligations — 8.2%
FHLMC
2.218%, 02/01/22 (B)	194	207
2.195%, 02/01/30 (B)	149	157
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	10	10
FHLMC REMIC, Ser 2003-2654, Cl OG
5.000%, 02/15/32	72	72
FHLMC REMIC, Ser 2004-2778, Cl JD
5.000%, 12/15/32	76	78
FHLMC REMIC, Ser 2004-2793, Cl GE
5.500%, 11/15/32	138	139
FHLMC REMIC, Ser 2004-2890, Cl KC
4.500%, 02/15/19	27	28

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
FHLMC REMIC, Ser 2005-2931, Cl AM
4.500%, 07/15/19	$73	$74
FHLMC REMIC, Ser 2005-3019, Cl DB
4.500%, 05/15/19	24	24
FHLMC REMIC, Ser 2009-3558, Cl AW
4.750%, 08/15/19	110	112
FNMA
6.000%, 01/01/27	108	119
5.390%, 11/01/13	58	58
5.000%, 04/01/21 to 03/01/25	1,666	1,786
4.710%, 03/01/14	905	908
2.340%, 01/01/29 (B)	23	24
2.245%, 11/01/25 (B)	18	19
2.153%, 11/01/23 (B)	52	53
2.100%, 09/01/24 (B)	48	50
2.097%, 09/01/24 (B)	124	129
2.044%, 05/01/28 (B)	102	107
1.990%, 01/01/17	480	483
1.940%, 01/01/17	564	573
1.278%, 11/01/21 (B)	29	29
FNMA Benchmark REMIC, Ser 2007-B1, Cl BE
5.450%, 12/25/20	85	86
FNMA REMIC, Ser 1993-220, Cl FA
0.790%, 11/25/13 (B)	1	1
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	31	34
FNMA REMIC, Ser 2001-33, Cl FA
0.640%, 07/25/31 (B)	36	36
FNMA REMIC, Ser 2002-64, Cl FG
0.441%, 10/18/32 (B)	28	28
FNMA REMIC, Ser 2002-77, Cl CB
5.000%, 12/25/17	312	331
FNMA REMIC, Ser 2010-64, Cl EH
5.000%, 10/25/35	66	69
FNMA REMIC, Ser 2011-109, Cl PK
4.000%, 08/25/41	241	249
FNMA, Ser 2009-M2, Cl A1
2.387%, 01/25/19	397	398
FNMA, Ser M3, Cl A1
2.587%, 03/25/20	248	252
FNMA TBA
3.000%, 08/25/26	4,200	4,321
2.500%, 08/25/27	2,500	2,498
GNMA
4.500%, 09/20/39 (B)	176	182
GNMA, Ser 2009-104, Cl NJ
4.250%, 07/20/36	87	91
GNMA, Ser 2009-113, Cl MJ
4.000%, 03/16/23	662	696
GNMA, Ser 2010-122, Cl A
1.897%, 01/16/32	197	198
GNMA, Ser 2011-110, Cl A
2.237%, 03/16/33	292	296

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/22	$147	$148
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	42	42
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.643%, 10/07/20 (B)	804	804
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.563%, 11/06/17 (B)	282	281
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.645%, 01/08/20 (B)	613	616
NCUA Guaranteed Notes, Ser 2011-R2, Cl 1A
0.593%, 02/06/20 (B)	327	327
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.593%, 03/11/20 (B)	829	832
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.575%, 03/06/20 (B)	454	452
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.573%, 05/07/20 (B)	262	262

		18,769

Non-Agency Mortgage-Backed Obligations — 14.1%
Arkle Master Issuer PLC, Ser 2010-2A, Cl 1A1
1.674%, 05/17/60 (A)(B)	876	876
Arkle Master Issuer PLC, Ser 2011-1A, Cl 2A
1.518%, 05/17/60 (A)(B)	400	400
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.954%, 07/25/35 (A)(B)	450	419
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.100%, 11/25/35 (A)(B)	53	46
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
2.899%, 02/25/36 (A)(B)	129	98
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
3.452%, 06/25/35 (A)(B)	175	149
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
2.826%, 08/25/35 (A)(B)	290	235
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl A4
4.674%, 06/11/41	570	600

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	27

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-T18, Cl A4
4.933%, 02/13/42 (B)	$488	$511
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	3	3
Bear Stearns Commercial Mortgage Securities, Ser 2003-PWR2, Cl A4
5.355%, 05/11/39 (B)	80	80
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/40 (B)	500	537
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW18, Cl A2
5.613%, 06/11/50	98	99
Bear Stearns Commercial Mortgage Securities, Ser PWR5, Cl A5
4.978%, 07/11/42 (B)	130	134
Citigroup Commercial Mortgage Trust, Ser 2004-C2, Cl A5
4.733%, 10/15/41	800	827
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/45	376	374
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.740%, 09/25/34 (A)(B)	85	84
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.922%, 03/25/36 (A)(B)	251	206
Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl A4
0.463%, 01/25/36 (B)	49	49
Commercial Mortgage Pass-Through Certificates, Ser CR9, Cl A1
1.344%, 07/10/45	175	176
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/46 (A)	519	539
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/45	291	290
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/45	259	256
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR4, Cl A1
0.704%, 10/15/45	413	410
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B)	63	64
Commercial Mortgage Trust, Ser 2012-LC4, Cl A1
1.156%, 12/10/44	311	312

Description	Face Amount ($ Thousands)	Value ($ Thousands)
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.730%, 02/25/35 (A)(B)	$36	$33
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
2.806%, 02/20/36 (A)(B)	222	177
Credit Suisse First Boston Mortgage Securities, Ser 2003-C5, Cl A4
4.900%, 12/15/36 (B)	172	173
Credit Suisse First Boston Mortgage Securities, Ser 2004-C3, Cl A5
5.113%, 07/15/36 (B)	50	51
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/46 (A)	520	551
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.745%, 02/25/48 (A)(B)	313	313
FDIC Trust, Ser 2012-C1, Cl A
0.841%, 05/25/35 (A)(B)	539	539
Fosse Master Issuer PLC, Ser 2011-1A, Cl A2
1.666%, 10/18/54 (A)(B)	531	535
GE Capital Commercial Mortgage, Ser 2004-C3, Cl A4
5.189%, 07/10/39 (B)	602	621
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl A2
5.459%, 05/10/40 (B)	24	24
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	48	48
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.808%, 11/19/35 (A)(B)	275	237
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.272%, 12/20/54 (A)(B)	540	526
Greenwich Capital Commercial Funding, Ser 2003-C2, Cl A4
4.915%, 01/05/36	48	48
GS Mortgage Securities II, Ser 2004-GG2, Cl A5
5.279%, 08/10/38 (B)	138	138
GS Mortgage Securities II, Ser 2007-EOP, Cl A3
1.456%, 03/06/20 (A)(B)	734	736
GS Mortgage Securities II, Ser 2010-C2, Cl A1
3.849%, 12/10/43 (A)	537	569
GS Mortgage Securities II, Ser 2011-GC3, Cl A1
2.331%, 03/10/44 (A)	224	228

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/45	$297	$295
GS Mortgage Securities Trust, Ser 2013-GC13, Cl A
1.206%, 07/10/46	175	175
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.831%, 07/25/35 (A)(B)	311	247
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
2.796%, 01/25/36 (A)(B)	402	356
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.868%, 05/25/47 (A)(B)	296	228
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.950%, 01/25/35 (A)(B)	85	77
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.710%, 04/25/35 (A)(B)	95	84
Impac CMB Trust, Ser 2005-3, Cl A1
0.670%, 08/25/35 (A)(B)	88	73
Impac CMB Trust, Ser 2005-5, Cl A1
0.830%, 08/25/35 (A)(B)	71	59
Impac CMB Trust, Ser 2005-8, Cl 1A
0.450%, 02/25/36 (A)(B)	228	184
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-LN1, Cl A2
4.920%, 10/15/37 (B)	93	93
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C1, Cl A3
4.719%, 01/15/38	298	301
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A3A2
4.903%, 10/15/42	362	375
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (A)	537	561
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A1
1.875%, 02/15/46 (A)	213	215
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C4, Cl A1
1.525%, 07/15/46 (A)	271	272
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A1
0.705%, 10/15/45	198	196
JPMorgan Chase Commercial Mortgage Securities, Ser 2013-C13
1.303%, 01/15/46	240	240
JPMorgan Chase Commercial Mortgage Securities, Ser C2, Cl A3
5.212%, 05/15/41 (B)	300	307

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities, Ser CB9, Cl A4
5.569%, 06/12/41 (B)	$576	$595
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
3.010%, 08/25/35 (A)(B)	182	167
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
2.726%, 05/25/37 (A)(B)	226	177
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Cl A4
5.124%, 11/15/32 (B)	148	148
LB-UBS Commercial Mortgage Trust, Ser 2004-C6, Cl A6
5.020%, 08/15/29 (B)	790	807
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A1A
4.475%, 10/15/29	225	233
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A6
4.786%, 10/15/29 (B)	285	294
LB-UBS Commercial Mortgage Trust, Ser 2004-C8, Cl A6
4.799%, 12/15/29 (B)	440	454
Merill Lynch Mortgage Trust, Ser 2004-BPC1, Cl A5
4.855%, 10/12/41 (B)	617	638
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.460%, 04/25/35 (A)(B)	92	87
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
3.124%, 06/25/37 (A)(B)	349	262
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/45	167	166
Morgan Stanley Capital I Trust, Ser 2004-T15, Cl A4
5.270%, 06/13/41 (B)	505	518
Morgan Stanley Capital I, Ser 2003-T11, Cl A4
5.150%, 06/13/41	18	18
Morgan Stanley Capital I, Ser 2004-HQ3, Cl A4
4.800%, 01/13/41	272	274
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A5
5.110%, 06/15/40 (B)	683	700
Morgan Stanley Capital I, Ser 2004-T13, Cl A4
4.660%, 09/13/45	618	622
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51 (A)	477	472

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	29

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)
MortgageIT Trust, Ser 2005-5, Cl A1
0.450%, 12/25/35 (A)(B)	$321	$279
Paragon Mortgages PLC, Ser 2006-12A, Cl A2C
0.495%, 11/15/38 (A)(B)	125	108
Paragon Mortgages PLC, Ser 2007-15A, Cl A2C
0.493%, 12/15/39 (A)(B)	299	255
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
3.953%, 07/27/37 (A)(B)	254	204
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.462%, 01/20/35 (A)(B)	40	36
Silverstone Master Issuer PLC, Ser 2012-1A, Cl 1A
1.816%, 01/21/55 (A)(B)	150	153
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/58 (A)(B)	406	399
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/49	427	424
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A1
1.524%, 01/10/45	744	751
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A4
4.964%, 11/15/35 (B)	160	162
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.414%, 10/15/44 (B)	303	325
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.290%, 12/15/44 (B)	300	323
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.490%, 03/25/36 (A)(B)	364	314
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/45	435	431
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.625%, 01/25/35 (A)(B)	181	179
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
2.634%, 07/25/36 (A)(B)	298	270
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
3.010%, 09/25/36 (A)(B)	209	186
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A1
2.501%, 02/15/44 (A)	927	942

Description	Face Amount ($ Thousands)	Value ($ Thousands)
WF-RBS Commercial Mortgage Trust, Ser 2011-C3, Cl A1
1.988%, 03/15/44 (A)	$518	$526
WF-RBS Commercial Mortgage Trust, Ser 2012-C10, Cl A1
0.734%, 12/15/45	912	905
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/45	526	521

		31,984

Total Mortgage-Backed Securities (Cost $51,789) ($ Thousands)		50,753

MUNICIPAL BONDS — 5.1%

California — 0.5%
California State, GO
5.450%, 04/01/15	355	380
Irvine Ranch, Water District Joint Powers Agency, RB
2.605%, 03/15/14	750	759

		1,139

Florida — 0.3%
Florida, Hurricane Catastrophe Fund Finance, Ser A, RB
1.298%, 07/01/16	620	616

Illinois — 0.5%
Illinois State, GO
4.071%, 01/01/14	625	632
Regional Transportation Authority, Ser A, RB
1.064%, 06/01/14	295	296
1.044%, 04/01/14	290	291

		1,219

Louisiana — 0.0%
Louisiana State, Local Government Environmental Facilities and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	94	94

Michigan — 0.3%
Kalamazoo, Hospital Finance Authority, Ser B, RB
3.125%, 05/15/41 (B)	750	768

Nebraska — 0.2%
Nebraska, Public Power District, Ser A, RB
5.140%, 01/01/14	410	418

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 1.2%
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/16	$500	$497
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
1.087%, 12/15/16	1,250	1,242
New Jersey State, Turnpike Authority, Ser B, RB
4.252%, 01/01/16	830	852

		2,591

New York — 0.1%
City of New York, Ser D-2, GO
3.250%, 12/01/14	295	306

North Carolina — 0.2%
North Carolina, Eastern Municipal Power Agency, Ser C, RB
4.430%, 01/01/14	350	355

Ohio — 0.5%
Hamilton County, Ohio Sewer System, RB
0.803%, 12/01/15	1,200	1,197

Oregon — 0.1%
Oregon, School Boards Association, Ser A, GO
0.000%, 06/30/15	300	294

Texas — 0.8%
Austin, Electric Utility Revenue, Ser B, RB
0.672%, 11/15/15	1,145	1,142
City of El Paso, GO
3.610%, 08/15/14	445	459
Grand Parkway Transportation, Ser D, RB
1.000%, 10/01/17 (B)	235	235

		1,836

Wisconsin — 0.4%
Wisconsin State, Ser A, RB
0.798%, 05/01/15	780	782

Total Municipal Bonds (Cost $11,613) ($ Thousands)		11,615

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FNMA
1.000%, 09/09/15	300	300
0.750%, 02/01/16	400	400
0.500%, 03/30/16	1,600	1,597

Total U.S. Government Agency Obligations (Cost $2,300) ($ Thousands)		2,297

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENT — 1.9%
BNP Paribas 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $4,400,010 (collateralized by various GNMA obligations, ranging in par value $47,548 - $2,154,727, 2.500% - 6.500%, 02/15/19 - 07/15/52, with total market value $4,488,000)	$4,400	$4,400

Total Repurchase Agreement (Cost $4,400) ($ Thousands)		4,400

Total Investments — 101.3% (Cost $231,793)($ Thousands)		$230,741

A list of the open futures contracts held by the Fund at July 31, 2013, are as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(45)	Sep-2013	$82
U.S. 2-Year Treasury Note	(5)	Sep-2013	(1)
U.S. 5-Year Treasury Note	(26)	Oct-2013	28
U.S. Long Treasury Bond	(3)	Sep-2013	—

			$109

For the period ended July 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $227,776 ($ Thousands).

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

NY — New York

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	31

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

July 31, 2013

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$103,076	$—	$103,076
Asset-Backed Securities	—	58,600	—	58,600
Mortgage-Backed Securities	—	50,753	—	50,753
Municipal Bonds	—	11,615	—	11,615
Repurchase Agreement	—	4,400	—	4,400
U.S. Government Agency Obligations	—	2,297	—	2,297

Total Investments in Securities	$—	$230,741	$—	$230,741

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$110	$—	$—	$110
Unrealized Depreciation	(1)	—	—	(1)

Total Other Financial Instruments	$109	$—	$—	$109

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 53.5%

Agency Mortgage-Backed Obligations — 53.5%
FHLMC
4.500%, 02/01/22 to 06/01/26	$15,911	$16,891
2.567%, 06/01/42	6,547	6,665
2.500%, 01/01/18 (A)	17	17
2.474%, 06/01/24 (A)	38	39
2.435%, 04/01/19 (A)	12	12
2.433%, 06/01/24 (A)	66	67
2.409%, 03/01/19 (A)	14	14
2.385%, 07/01/24 (A)	13	13
2.375%, 09/01/18 to 09/01/20 (A)	10	10
2.353%, 02/01/19 (A)	14	14
2.351%, 12/01/23 (A)	1,421	1,506
2.350%, 04/01/22 (A)	1	1
2.348%, 06/01/17 (A)	9	9
2.338%, 05/01/19 (A)	18	18
2.332%, 05/01/24 (A)	47	48
2.302%, 07/01/20 (A)	3	3
2.287%, 04/01/29 (A)	65	67
2.263%, 12/01/23 (A)	84	86
2.250%, 07/01/18 to 11/01/20 (A)	10	9
2.159%, 04/01/29 (A)	24	26
2.140%, 03/01/19 (A)	20	20
2.125%, 02/01/16 to 11/01/18 (A)	17	17
2.000%, 01/01/17 to 07/01/18 (A)	13	13
1.883%, 05/25/19	6,000	5,860
1.875%, 02/01/17 to 06/01/18 (A)	5	6
1.750%, 09/01/16 to 01/01/17 (A)	4	4
1.625%, 02/01/16 to 03/01/17 (A)	9	8
FHLMC REMIC, Ser 2002-42, Cl A5
7.500%, 02/25/42	579	680
FHLMC REMIC, Ser 2004-2864, Cl NV
4.500%, 08/15/15	1,191	1,217
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	1,277	1,309
FHLMC REMIC, Ser 2006-3148, Cl CF
0.591%, 02/15/34 (A)	749	753
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/40	8,694	9,318
FHLMC REMIC, Ser 3153, Cl FX
0.541%, 05/15/36 (A)	285	286
FNMA
7.000%, 06/01/37	27	31
6.500%, 05/01/26 to 09/01/36	736	829
6.000%, 02/01/23 to 09/01/24	7,867	8,660
5.500%, 06/01/16 to 12/01/25	2,201	2,385

Description	Face Amount ($ Thousands)	Value ($ Thousands)

5.300%, 07/01/19	$1,081	$1,194
5.140%, 11/01/15	3,113	3,323
5.090%, 11/01/15	3,963	4,229
5.079%, 12/01/13	628	630
5.000%, 03/01/19 to 04/01/41	5,647	6,158
4.771%, 09/01/15	6,660	7,083
4.500%, 04/01/26 to 10/01/31	8,137	8,691
4.000%, 05/01/26 to 08/01/26	5,668	6,003
3.580%, 10/01/16	2,348	2,488
3.500%, 03/01/26	23,595	24,749
2.990%, 10/01/17	3,345	3,520
2.630%, 09/01/17	22,107	23,031
2.515%, 10/01/22	700	667
2.400%, 10/01/22	485	459
2.350%, 10/01/22	1,527	1,439
2.341%, 08/01/29 (A)	408	435
2.310%, 10/01/22	2,320	2,182
2.257%, 09/01/25 (A)	54	57
2.250%, 10/01/22 to 10/01/22	5,515	5,160
2.220%, 10/01/22	2,305	2,154
2.143%, 02/01/27 (A)	65	68
2.097%, 09/01/24 (A)	590	613
2.044%, 05/01/28 (A)	388	409
2.009%, 12/01/29 (A)	110	111
1.969%, 08/01/27 (A)	340	342
FNMA REMIC, Ser 1992-61, Cl FA
0.840%, 10/25/22 (A)	88	89
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	36	39
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	19	21
FNMA REMIC, Ser 1994-77, Cl FB
1.690%, 04/25/24 (A)	7	8
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	53	55
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	275	290
FNMA REMIC, Ser 2002-53, Cl FK
0.590%, 04/25/32 (A)	140	140
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	233	244
FNMA REMIC, Ser 2006-76, Cl QF
0.590%, 08/25/36 (A)	1,381	1,392
FNMA REMIC, Ser 2006-79, Cl DF
0.540%, 08/25/36 (A)	1,195	1,198
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	1,679	1,862
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	8,290	8,972
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	6,553	6,945
FNMA TBA
5.500%, 08/01/37	15,300	16,663
4.500%, 09/01/33	7,900	8,370

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	33

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

4.000%, 08/13/39	$9,300	$9,665
3.500%, 08/01/40	12,500	12,787
3.000%, 08/25/26 to 08/01/42	83,600	85,214
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	13,700	14,317
GNMA
6.500%, 04/15/17 to 02/20/39	896	1,001
6.000%, 06/15/16 to 06/15/41	28,518	31,403
5.500%, 10/15/34 to 02/15/41	9,714	10,582
5.000%, 09/15/39 to 04/15/41	5,387	5,827
4.500%, 04/15/41	1,456	1,546
4.000%, 07/15/41 to 04/15/43	1,891	1,977
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.058%, 09/16/35 (A)	129	24
GNMA TBA
4.000%, 08/01/39 to 08/01/42	30,550	31,882
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	442	443

Total Mortgage-Backed Securities (Cost $411,370) ($ Thousands)		415,062

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Notes
1.750%, 03/31/14	95,000	96,032
0.875%, 04/30/17	100,165	99,946
0.250%, 07/15/15	50,000	49,939

Total U.S. Treasury Obligations (Cost $246,263) ($ Thousands)		245,917

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.0%
FHLB
3.250%, 09/12/14	9,915	10,251
FHLMC
4.375%, 07/17/15	77,000	83,005
FNMA
2.750%, 03/13/14	35,520	36,095
0.875%, 05/21/18	35,000	33,964

Total U.S. Government Agency Obligations (Cost $162,465) ($ Thousands)		163,315

REPURCHASE AGREEMENTS (B) — 15.4%
BNP Paribas 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $60,600,135 (collateralized by various GNMA obligations, ranging in par value $653,603 - $4,267,628, 2.500% - 7.000%, 12/15/19 - 06/15/53, with total market value $61,812,000)	60,600	60,600
Deutsche Bank 0.100%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $59,200,164 (collateralized by various FNMA obligations, ranging in par value $11,004,491 - $49,896,789, 3.000%, 07/01/33, with total market value $60,384,000)	59,200	59,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Total Repurchase Agreements (Cost $119,800) ($ Thousands)		$119,800

Total Investments — 121.6% (Cost $939,898)($ Thousands)		$944,094

A list of the open futures contracts held by the Fund at July 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 10-Year Treasury Note	(1,768)	Sep-2013	$1,864
U.S. 2-Year Treasury Note	1,225	Sep-2013	168
U.S. 5-Year Treasury Note	156	Oct-2013	82
U.S. Long Treasury Bond	(152)	Sep-2013	159

			$2,273

For the period ended July 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $776,251 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only—face amount represents notional amount

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$415,062	$—	$415,062
U.S. Government Agency Obligations	—	163,315	—	163,315
Repurchase Agreements	—	119,800	—	119,800
U.S. Treasury Obligations	—	245,917	—	245,917

Total Investments in Securities	$—	$944,094	$—	$944,094

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts* Unrealized Appreciation	$2,273	$—	$—	$2,273

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 63.6%

Agency Mortgage-Backed Obligations — 63.6%
FHLMC
6.500%, 01/01/18 to 12/01/32	$135	$152
6.000%, 09/01/24	425	465
5.500%, 06/01/19 to 12/01/20	240	259
2.567%, 06/01/42	300	306
FHLMC REMIC, Ser 1990-165, Cl K
6.500%, 09/15/21	5	5
FHLMC REMIC, Ser 1993-1599, Cl C
6.100%, 10/15/23	38	38
FHLMC REMIC, Ser 2004-2802, Cl PF
0.591%, 09/15/33(A)	262	263
FHLMC REMIC, Ser 2005-3029, Cl PE
5.000%, 03/15/34	415	425
FHLMC TBA
4.000%, 08/15/41	1,000	1,037
FNMA
6.500%, 03/01/33 to 10/01/34	103	118
6.000%, 02/01/23	238	261
5.500%, 03/01/14 to 12/01/25	1,286	1,405
5.000%, 05/01/14 to 04/01/41	1,811	1,952
4.771%, 09/01/15	1,165	1,240
4.500%, 04/01/26 to 10/01/31	703	751
4.360%, 12/01/15	955	992
4.000%, 05/01/26 to 08/01/26	441	468
2.515%, 10/01/22	55	52
2.400%, 10/01/22	36	35
2.350%, 10/01/22	119	112
2.310%, 10/01/22	180	169
2.250%, 10/01/22	94	88
2.220%, 10/01/22	176	164
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	74	78
FNMA REMIC, Ser 2003-48, Cl GH
5.500%, 06/25/33	1,800	2,007
FNMA REMIC, Ser 2006-79, Cl DF
0.540%, 08/25/36(A)	211	211
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	292	324
FNMA REMIC, Ser 2010-149, Cl VA
4.500%, 02/25/22	848	918
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	758	804
FNMA, Ser 2010-M5, Cl A2
2.806%, 07/25/20	3,300	3,449
FNMA TBA
3.000%, 08/25/26	300	309

Description	Face Amount ($ Thousands)	Value ($Thousands)

GNMA
8.750%, 07/20/17 to 07/20/17	$5	$6
8.500%, 11/20/16 to 08/20/17	17	17
7.500%, 11/15/25 to 03/15/27	19	21
6.000%, 09/15/24	397	440
5.000%, 05/15/40 to 06/15/40	59	65
4.500%, 06/15/41	261	280
4.000%, 07/15/41 to 01/15/42	748	782
GNMA TBA
4.000%, 08/01/42	1,500	1,565
NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	107	107

Total Mortgage-Backed Securities (Cost $21,653) ($ Thousands)		22,140

U.S. TREASURY OBLIGATION — 28.6%
U.S. Treasury Notes
0.875%, 04/30/17	9,983	9,961

Total U.S. Treasury Obligation (Cost $10,003) ($ Thousands)		9,961

ASSET-BACKED SECURITY — 0.6%

Other — 0.6%
Small Business Administration, Ser 2005-P10B, Cl 1
4.940%, 08/10/15	192	201

Total Asset-Backed Security (Cost $192) ($ Thousands)		201

REPURCHASE AGREEMENT (B) — 15.8%
BNP Paribas 0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $5,500,012 (collateralized by various GNMA obligations, ranging in par value $2,960-$1,679,046, 3.000%- 7.500%, 12/15/23-05/15/42, with total market value of $5,610,000)	5,500	5,500

Total Repurchase Agreement (Cost $5,500) ($ Thousands)		5,500

Total Investments — 108.6% (Cost $37,348) ($ Thousands)		$37,802

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	35

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund (Concluded)

July 31, 2013

A list of the open futures contracts held by the Fund at July 31, 2013, are as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(21)	Sep-2013	$(8)
U.S. 5-Year Treasury Note	132	Oct-2013	(88)
U.S. Long Treasury Bond	(17)	Sep-2013	18

			$(78)

For the year ended July 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $34,803 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.
(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NCUA — National Credit Union Administration

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$22,140	$—	$22,140
Repurchase Agreement	—	5,500	—	5,500
Asset-Backed Security	—	201	—	201
U.S. Treasury Obligation	—	9,961	—	9,961

Total Investments in Securities	$—	$37,802	$—	$37,802

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$18	$—	$—	$18
Unrealized Depreciation	(96)	—	—	(96)

Total Other Financial Instruments	$(78)	$—	$—	$(78)

For the period ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in

Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 99.2%

Agency Mortgage-Backed Obligations — 99.2%
FHLMC REMIC, Ser 2006-3175, Cl SA, IO
6.959%, 08/15/13 (A)	$189	$27
FHLMC REMIC, Ser 2006-3179, Cl SP, IO
6.429%, 08/15/13 (A)	468	64
FHLMC REMIC, Ser 2007-3279, Cl SD, IO
6.239%, 08/15/13 (A)	2,142	287
FHLMC REMIC, Ser 2007-3309, Cl SC, IO
6.259%, 08/15/13 (A)	2,008	287
FHLMC REMIC, Ser 2009-3502, Cl DS, IO
5.959%, 08/15/13 (A)	1,210	152
FHLMC REMIC, Ser 2010-3631, Cl PS, IO
6.259%, 08/15/13 (A)	9,605	1,354
FNMA
8.000%, 09/01/14 to 09/01/28	44	48
7.000%, 08/01/29 to 09/01/32	130	149
6.500%, 09/01/32	109	123
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	19	22
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	39	43
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	573	610
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.220%, 08/25/13 (A)	4,814	745
FNMA REMIC, Ser 2012-9, Cl CS, IO
6.360%, 08/25/13 (A)	3,248	503
FNMA TBA
3.500%, 08/01/40	4,900	4,940
3.000%, 08/01/42	4,800	4,652
GNMA
12.500%, 06/15/14	—	—
12.000%, 04/15/14	—	—
10.000%, 05/15/16 to 09/15/19	13	13
9.500%, 08/15/17 to 11/15/20	22	24
9.000%, 12/15/17 to 05/15/22	81	85
8.500%, 10/15/16 to 06/15/17	16	16
8.000%, 04/15/17 to 03/15/32	409	456
7.750%, 10/15/26	30	35
7.500%, 02/15/27 to 10/15/35	262	308
7.250%, 01/15/28	79	94
7.000%, 04/15/19 to 06/20/38	3,736	4,427
6.750%, 11/15/27	13	15
6.500%, 03/15/14 to 10/15/38	1,585	1,781
6.000%, 07/15/24 to 03/15/41	8,402	9,258
5.500%, 01/15/33 to 02/15/41	8,193	9,037
5.000%, 04/15/33 to 04/15/41	26,687	29,010
4.500%, 08/15/33 to 12/15/41	21,031	22,497

Description	Face Amount ($ Thousands)	Value ($ Thousands)
4.000%, 04/15/26 to 04/15/43	$26,617	$27,837
3.875%, 05/15/42	2,540	2,590
3.500%, 03/20/41	629	642
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	529	608
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	1,070	49
GNMA REMIC, Ser 2006-38, Cl XS, IO
7.058%, 08/16/13 (A)	3,230	595
GNMA, Ser 2003-9, Cl Z
5.500%, 01/20/33	1,562	1,721
GNMA TBA
4.500%, 08/15/39 to 08/15/39	22,100	23,558
4.000%, 08/01/39 to 08/01/42	7,300	7,618
3.500%, 08/15/41 to 08/15/42	43,100	43,881
3.000%, 08/15/42 to 08/01/43	12,650	12,109

Total Mortgage-Backed Securities (Cost $209,852) ($ Thousands)		212,270

REPURCHASE AGREEMENTS (B) — 41.6%
BNP Paribas
0.080%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $44,800,100 (collateralized by various GNMA obligations, ranging in par value $214,917 - $4,087,428, 2.000% - 6.500%, 11/15/18 - 06/15/43, with total market value of $45,696,000)	44,800	44,800
Deutsche Bank
0.100%, dated 07/31/13, to be repurchased on 08/01/13, repurchase price $44,300,123 (collateralized by various GNMA obligations, ranging in par value $617,544 - $2,875,000, 3.000% - 5.000%, 10/20/38 - 10/15/53, with total market value of $45,186,001)	44,300	44,300

Total Repurchase Agreements (Cost $89,100) ($ Thousands)		89,100

Total Investments — 140.8% (Cost $298,952)($ Thousands)		$301,370

A list of the open futures contracts held by the Fund at July 31, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	104	Sep-2013	$6
U.S. Long Treasury Bond	8	Sep-2013	(5)

			$1

For the year ended July 31, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	37

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund (Concluded)

July 31, 2013

Percentages are based on Net Assets of $214,008 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$212,270	$—	$212,270
Repurchase Agreements	—	89,100	—	89,100

Total Investments in Securities	$—	$301,370	$—	$301,370

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$6	$—	$—	$6
Unrealized Depreciation	(5)	—	—	(5)

Total Other Financial Instruments	$1	$—	$—	$1

For the year ended July 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended July 31, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

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Statements of Assets and Liabilities ($ Thousands)

July 31, 2013 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$265,800		$744,640		$1,317,087		$3,520,547
Repurchase agreements†	103,769		872,193		—		710,110
Cash	—		1		—		80,310
Receivable for investment securities sold	675		—		—		5,460
Interest receivable	53		2,164		1,293		1,424
Receivable for fund shares sold	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	16		58		53		152
Total Assets	370,313		1,619,056		1,318,433		4,318,003
LIABILITIES:
Payable for investment securities purchased	—		—		48,289		—
Shareholder servicing fees payable	7		6		—		—
Investment advisory fees payable	13		48		38		120
Administration fees payable	36		20		31		390
Income distribution payable	1		16		9		25
Trustees’ fees payable	1		—		1		2
Chief Compliance Officer fees payable	1		2		2		5
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	40		88		103		280
Total Liabilities	99		180		48,473		822
Net Assets	$370,214		$1,618,876		$1,269,960		$4,317,181
†Cost of investments and repurchase agreements	$369,569		$1,616,833		$1,317,087		$4,230,657
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$370,212		$1,618,912		$1,269,966		$4,317,236
Undistributed (Distributions in excess of) net investment income	2		—		(7)		—
Accumulated net realized gain (loss) on investments and future contracts	—		(36)		1		(55)
Net unrealized appreciation (depreciation) on investments and future contracts	—		—		—		—
Net unrealized appreciation (depreciation) on future contracts	—		—		—		—
Net Assets	$370,214		$1,618,876		$1,269,960		$4,317,181
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	(249,031,135 ÷ 249,064,945 shares	)	(1,440,028,184 ÷ 1,440,085,145 shares	)	(1,085,182,288 ÷ 1,085,253,268 shares	)	(4,151,577,181 ÷ 4,151,628,027 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	(59,861,716 ÷ 59,870,529 shares	)	(140,807,569 ÷ 140,837,465 shares	)	(176,413,059 ÷ 176,448 ,631 shares	)	(115,115,729 ÷ 115,119,484 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	(33,353,463 ÷ 33,366,345 shares	)	(4,501,035 ÷ 4,502,632 shares	)	(8,364,457 ÷ 8,364,016 shares	)	(24,162,607 ÷ 24,162,996 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							(22,296,545 ÷ 22,297,897 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	(27,967,956 ÷ 27,940,105 shares	)	(33,539,360 ÷ 33,541,540 shares	)			(4,028,864 ÷ 4,028,410 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

N/A — Not applicable. Class B, C, H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Treasury Fund		Treasury II Fund		Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate-Duration Government Fund	GNMA Fund

$109,049		$705,686		$226,341	$824,294	$32,302	$212,270
194,489		—		4,400	119,800	5,500	89,100
1		1		1,587	1,149	167	71
—		—		3,302	21	529	22,651
270		2,694		568	2,280	88	526
—		—		4,261	1,113	—	108
—		—		—	54	4	6
13		31		7	28	2	11
303,822		708,412		240,466	948,739	38,592	324,743

1,140		42,438		12,252	170,928	3,722	109,643
4		—		16	33	2	58
9		73		30	58	3	18
2		—		—	245	8	49
2		4		39	82	9	51
—		—		—	1	—	—
—		1		—	1	—	—
—		—		323	1,003	32	869
—		—		3	51	3	5
26		11		27	86	10	42
1,183		42,527		12,690	172,488	3,789	110,735
$302,639		$665,885		$227,776	$776,251	$34,803	$214,008
$303,538		$705,686		$231,793	$939,898	$37,348	$298,952
$302,666		$665,884		$252,660	$776,527	$35,768	$217,596
—		(1)		(310)	(910)	67	(1,641)
(27)		2		(23,631)	(5,835)	(1,408)	(4,366)
—		—		(1,052)	4,196	454	2,418
—		—		109	2,273	(78)	1
$302,639		$665,885		$227,776	$776,251	$34,803	$214,008
$1.00		$1.00		$9.33	$10.50	$11.61	$10.30
(49,738,863 ÷ 49,777,989 shares	)	(416,639,696 ÷ 416,798,612 shares	)	(227,775,898 ÷ 24,418,898 shares )	(776,250,958 ÷ 73,920,954 shares )	(34,802,766 ÷ 2,997,397 shares )	(214,007,779 ÷ 20,786,008 shares )
$1.00		$1.00		N/A	N/A	N/A	N/A
(110,043,723 ÷ 110,068,637 shares	)	(243,025,790 ÷ 243,011,640 shares	)
$1.00		$1.00		N/A	N/A	N/A	N/A
(15,298,197 ÷ 15,298,268 shares	)	(6,219,132 ÷ 6,221,750 shares	)
N/A		N/A		N/A	N/A	N/A	N/A

$1.00		N/A		N/A	N/A	N/A	N/A
(127,557,780 ÷ 127,566,128 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	41

Statements of Operations ($ Thousands)

For the six months ended July 31, 2013 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$457	$974	$702	$3,738
Expenses:
Administration Fees	763	1,806	1,243	3,530
Shareholder Servicing Fees — Class A Shares	435	1,682	1,386	4,423
Shareholder Servicing Fees — Sweep Class Shares	32	74	—	9
Distribution Fees — Sweep Class Shares	65	36	—	4
Administrative and Shareholder Servicing Fees — Class B Shares	89	188	284	167
Administrative and Shareholder Servicing Fees — Class C Shares	72	12	30	94
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	49
Investment Advisory Fees	162	527	458	1,301
Trustees’ Fees	4	12	12	34
Chief Compliance Officer Fees	1	3	3	10
Registration Fees	8	32	33	101
Custodian/Wire Agent Fees	9	25	27	68
Pricing Fees	1	2	3	7
Other Expenses	21	69	60	190
Total Expenses	1,662	4,468	3,539	9,987
Less, Waiver of:
Investment Advisory Fees	(81)	(263)	(229)	(650)
Administration Fees	(492)	(1,389)	(969)	(1,141)
Shareholder Servicing Fees — Class A Shares	(435)	(1,682)	(1,386)	(4,423)
Administrative & Shareholder Servicing Fees — Class B Shares	(84)	(188)	(284)	(164)
Administrative & Shareholder Servicing Fees — Class C Shares	(69)	(12)	(30)	(93)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(49)
Shareholder Servicing & Distribution Fees — Sweep Class Shares	(95)	(110)	—	(13)
Net Expenses	406	824	641	3,454
Net Investment Income	51	150	61	284
Net Realized Gain (Loss) on/from:
Investments	—	—	1	3
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$51	$150	$62	$287

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Treasury Fund	Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	Intermediate- Duration Government Fund	GNMA Fund

$166	$302	$1,240	$3,538	$375	$1,413

370	903	420	1,277	64	408
93	550	300	912	45	319
145	—	—	—	—	—
296	—	—	—	—	—
159	458	—	—	—	—
27	20	—	—	—	—
—	—	—	—	—	—
108	263	125	318	16	111
3	7	2	6	—	3
1	2	1	2	—	1
10	20	6	17	1	6
6	12	4	12	1	5
1	1	19	56	—	22
15	38	11	35	9	13
1,234	2,274	888	2,635	136	888

(54)	(132)	(10)	(20)	—	—
(309)	(850)	(121)	—	(39)	(82)
(93)	(550)	(300)	(858)	—	—
(159)	(458)	—	—	—	—
(27)	(20)	—	—	—	—
—	—	—	—	—	—
(441)	—	—	—	—	—
151	264	457	1,757	97	806
15	38	783	1,781	278	607

—	2	112	(5,396)	(167)	(2,806)
—	—	96	2,654	(146)	(711)

—	—	(902)	(6,461)	(532)	(4,305)
—	—	13	2,262	19	14
$15	$40	$102	($5,160)	($548)	($7,201)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	43

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2013 (Unaudited) and the year ended January 31, 2013

	Money Market Fund		Government Fund
	2/1/13-7/31/13	2/1/12-1/31/13	2/1/13-7/31/13	2/1/12-1/31/13
Operations:
Net Investment Income	$51	$220	$150	$265
Net Realized Gain on Investments	—	4	—	—
Net Increase in Net Assets Resulting from Operations	51	224	150	265
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(46)	(209)	(134)	(231)
Class B	(3)	(5)	(13)	(26)
Class C	(1)	(3)	—	(2)
Class H	—	—	—	—
Sweep Class	(1)	(3)	(3)	(6)
Net Capital Gain
Class A	—	(5)	—	—
Class B	—	(1)	—	—
Class C	—	(1)	—	—
Sweep Class	—	—	—	—
Total Dividends and Distributions	(51)	(227)	(150)	(265)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	700,225	1,652,039	4,677,686	8,233,385
Reinvestment of Dividends & Distributions	37	152	48	103
Cost of Shares Redeemed	(706,294)	(1,543,585)	(4,530,041)	(7,995,704)
Net Increase (Decrease) from Class A Transactions	(6,032)	108,606	147,693	237,784
Class B:
Proceeds from Shares Issued	199,729	250,953	323,265	732,103
Reinvestment of Dividends & Distributions	2	3	8	14
Cost of Shares Redeemed	(199,938)	(263,922)	(316,158)	(719,089)
Net Increase (Decrease) from Class B Transactions	(207)	(12,966)	7,115	13,028
Class C:
Proceeds from Shares Issued	116,627	256,935	53,993	137,824
Reinvestment of Dividends & Distributions	—	—	—	—
Cost of Shares Redeemed	(115,588)	(257,730)	(62,044)	(133,308)
Net Increase (Decrease) from Class C Transactions	1,039	(795)	(8,051)	4,516
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Decrease from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	156,803	238,531	96,052	274,378
Reinvestment of Dividends & Distributions	—	—	3	5
Cost of Shares Redeemed	(148,807)	(241,261)	(97,652)	(266,480)
Net Increase (Decrease) from Sweep Class Transactions	7,996	(2,730)	(1,597)	7,903
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	2,796	92,115	145,160	263,231
Net Increase (Decrease) in Net Assets	2,796	92,112	145,160	263,231
Net Assets:
Beginning of Period	367,418	275,306	1,473,716	1,210,485
End of Period	$370,214	$367,418	$1,618,876	$1,473,716
Undistributed (Distributions in Excess of) Net Investment Income	$2	$2	$—	$—

Amounts designated as “—” are zero or have been rounded to zero

N/A — Not applicable. Class H and Sweep Class currently not offered.

The accompanying notes are an integral part of the financial statements.

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/13-7/31/13	2/1/12-1/31/13	2/1/13-7/31/13	2/1/12-1/31/13	2/1/13-7/31/13	2/1/12-1/31/13	2/1/13-7/31/13	2/1/12-1/31/13

$61	$138	$284	$2,739	$15	$38	$38	$79
1	3	3	8	—	—	2	4
62	141	287	2,747	15	38	40	83

(55)	(116)	(276)	(2,719)	(4)	(12)	(22)	(47)
(9)	(17)	(5)	(13)	(5)	(10)	(15)	(31)
(1)	(1)	(2)	(5)	—	(1)	(1)	(1)
—	—	—	(2)	—	—	—	—
—	—	(1)	—	(6)	(15)	—	—
—	(25)	—	—	—	—	—	(10)
—	(4)	—	—	—	—	—	(5)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(65)	(163)	(284)	(2,739)	(15)	(38)	(38)	(94)

1,340,138	2,970,008	17,713,726	29,890,477	288,998	6,262,341	833,260	1,606,674
5	14	61	646	2	6	8	20
(1,492,163)	(3,040,818)	(17,276,931)	(30,283,897)	(321,600)	(6,379,528)	(877,219)	(1,618,448)
(152,020)	(70,796)	436,856	(392,774)	(32,600)	(117,181)	(43,951)	(11,754)
534,665	1,099,856	270,737	822,105	356,396	768,555	562,246	1,156,866
7	16	2	5	4	7	2	6
(562,889)	(1,061,718)	(275,204)	(838,507)	(354,961)	(773,983)	(650,103)	(1,221,088)
(28,217)	38,154	(4,465)	(16,397)	1,439	(5,421)	(87,855)	(64,216)
76,503	120,872	118,743	357,784	61,521	114,411	22,026	76,698
—	—	—	1	—	—	—	—
(77,260)	(117,158)	(128,683)	(365,734)	(57,206)	(110,411)	(21,789)	(76,640)
(757)	3,714	(9,940)	(7,949)	4,315	4,000	237	58
N/A	N/A	31,574	47,697	N/A	N/A	N/A	N/A
N/A	N/A	1	2	N/A	N/A	N/A	N/A
N/A	N/A	(34,708)	(47,916)	N/A	N/A	N/A	N/A
N/A	N/A	(3,133)	(217)	N/A	N/A	N/A	N/A
N/A	N/A	14,777	32,135	105,073	336,597	N/A	N/A
N/A	N/A	—	—	—	—	N/A	N/A
N/A	N/A	(13,917)	(33,136)	(104,108)	(347,340)	N/A	N/A
N/A	N/A	860	(1,001)	965	(10,743)	N/A	N/A
(180,994)	(28,928)	420,178	(418,338)	(25,881)	(129,345)	(131,569)	(75,912)
(180,997)	(28,950)	420,181	(418,330)	(25,881)	(129,345)	(131,567)	(75,923)
1,450,957	1,479,907	3,897,000	4,315,330	328,520	457,865	797,452	873,375
$1,269,960	$1,450,957	$4,317,181	$3,897,000	$302,639	$328,520	$665,885	$797,452
$(7)	$(3)	$—	$—	$—	$—	$(1)	$(1)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	45

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2013 (Unaudited) and the year ended January 31, 2013

	Ultra Short Duration Bond Fund
	2/1/13-7/31/13	2/1/12-1/31/13
Operations:
Net Investment Income	$783	$2,051
Net Realized Gain (Loss) on Investments and Futures Contracts	208	(291)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(889)	3,625
Net Increase (Decrease) in Net Assets Resulting from Operations	102	5,385
Dividends and Distributions to Shareholders:
Net Investment Income	(1,080)	(2,657)
Net Capital Gains	—	—
Total Dividends and Distributions	(1,080)	(2,657)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	86,910	142,536
Reinvestment of Dividends & Distributions	798	2,082
Cost of Shares Redeemed	(99,961)	(161,341)
Net Increase (Decrease) from Class A Transactions	(12,253)	(16,723)
Net Increase (Decrease) in Net Assets	(13,231)	(13,995)
Net Assets:
Beginning of Period	241,007	255,002
End of Period	$227,776	$241,007
Undistributed (Distributions in Excess of) Net Investment Income	$(310)	$(13)
Capital Share Transactions:
Class A:
Shares Issued	9,289	15,275
Reinvestment of Distributions	85	223
Shares Redeemed	(10,675)	(17,309)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,301)	(1,811)

Amounts designated as “—“are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Short-Duration Government Fund		Intermediate-Duration Government Fund		GNMA Fund
2/1/13-7/31/13	2/1/12-1/31/13	2/1/13-7/31/13	2/1/12-1/31/13	2/1/13-7/31/13	2/1/12-1/31/13

$1,781	$3,815	$278	$755	$607	$2,337
(2,742)	6,757	(313)	1,308	(3,517)	5,572
(4,199)	(4,462)	(513)	(1,219)	(4,291)	(2,636)
(5,160)	6,110	(548)	844	(7,201)	5,273

(3,243)	(6,288)	(350)	(1,016)	(2,241)	(4,890)
—	(6,560)	—	—	—	(6,583)
(3,243)	(12,848)	(350)	(1,016)	(2,241)	(11,473)

228,386	436,154	10,087	40,223	38,360	175,062
2,859	11,313	291	895	1,928	9,985
(157,691)	(468,755)	(12,200)	(74,881)	(121,263)	(117,438)
73,554	(21,288)	(1,822)	(33,763)	(80,975)	67,609
65,151	(28,026)	(2,720)	(33,935)	(90,417)	61,409

711,100	739,126	37,523	71,458	304,425	243,016
$776,251	$711,100	$34,803	$37,523	$214,008	$304,425
$(910)	$552	$67	$139	$(1,641)	$(7)

21,607	40,674	854	3,374	3,614	16,023
271	1,056	25	75	183	917
(14,921)	(43,700)	(1,039)	(6,290)	(11,454)	(10,770)
6,957	(1,970)	(160)	(2,841)	(7,657)	6,170

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	47

Financial Highlights

For the six months ended July 31, 2013 (Unaudited) and for the years ending January 31, 2013

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$249,031	0.17	%(3)	0.67%	0.03%
2013	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.09		255,063	0.18		0.68	0.09
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		146,460	0.18		0.68	0.06
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.14		214,779	0.18		0.68	0.14
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.31		228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.45	††	341,204	0.20	(2)	0.64	2.46
Class B
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$59,862	0.19	%(3)	0.72%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		60,069	0.26	(3)	0.73	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		73,035	0.23	(3)	0.73	0.01
2011	1.00	—	—	—	—	—	(1)	—	(1)	—	(1)	1.00	0.01		39,352	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.15		51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	2.15	††	120,925	0.50	(2)	0.70	2.19
Class C
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$33,353	0.19	%(3)	0.92%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		32,314	0.26	(3)	0.93	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		33,110	0.23	(3)	0.93	0.01
2011	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		52,876	0.30		0.80	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.08		74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.94	††	158,833	0.70	(2)	0.89	2.00
Sweep Class
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$27,968	0.19	%(3)	1.17%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		19,972	0.26	(3)	1.18	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		22,701	0.23	(3)	1.18	0.01
2011	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		26,603	0.31		0.81	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)		—		(0.02)		1.00	1.69	††	68,179	0.95	(2)	1.14	1.79
Government Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$1,440,028	0.11	%(3)	0.58%	0.02%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02		1,292,334	0.16	(3)	0.59	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		1,054,551	0.10	(3)	0.59	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		633,160	0.17	(3)	0.59	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.14		825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.15		1,526,541	0.22	(2)	0.54	2.06
Class B
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$140,808	0.11	%(3)	0.63%	0.02%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02		133,693	0.16	(3)	0.64	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		120,664	0.09	(3)	0.64	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		334,209	0.16	(3)	0.64	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.84		623,905	0.52	(2)	0.60	1.62
Class C
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$4,501	0.11	%(3)	0.83%	0.02%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02		12,552	0.16	(3)	0.84	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		8,036	0.10	(3)	0.84	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		55,406	0.17	(3)	0.84	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.64		153,015	0.71	(2)(3)	0.79	1.65
Sweep Class
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$33,539	0.11	%(3)	1.08%	0.02%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02		35,137	0.16		1.09	0.02
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		27,234	0.09		1.09	0.05
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.05		25,158	0.16		1.09	0.05
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		30,018	0.30	(3)(4)	1.07	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.39		45,154	0.96	(3)(4)	1.04	1.34
Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2013. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively.

The accompanying notes are an integral part of the financial statements.

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$1,085,182	0.10	%(3)	0.53%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		1,237,205	0.12	(3)	0.54	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		1,308,018	0.09	(3)	0.54	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		1,233,569	0.16	(3)	0.54	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.11		1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.10		2,050,235	0.21	(2)	0.50	1.99
Class B
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$176,413	0.10	%(3)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		204,630	0.12	(3)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		166,481	0.09	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		119,864	0.16	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.79		242,332	0.51	(2)	0.54	1.80
Class C
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$8,365	0.10	%(3)	0.78%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(2)	—	(1)	1.00	0.01		9,122	0.12	(3)	0.79	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		5,408	0.10	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		9,460	0.16	(3)	0.79	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.60		31,462	0.70	(2)(3)	0.74	1.63
Prime Obligation Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.01%		$4,151,577	0.19%		0.53%	0.02%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		3,714,719	0.20		0.54	0.07
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04		4,107,485	0.20		0.54	0.04
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.11		3,144,153	0.20		0.54	0.12
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.20	††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.37		3,796,102	0.22	(2)	0.50	2.42
Class B
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$115,116	0.19	%(3)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		119,581	0.26	(3)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		135,978	0.23	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		135,319	0.31	(3)	0.59	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.07	††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	2.06		346,741	0.51	(2)	0.55	2.17
Class C
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$24,163	0.19	%(3)	0.78%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		34,102	0.26	(3)	0.79	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		42,051	0.23	(3)	0.79	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		56,037	0.30	(3)	0.79	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.06	††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.86		467,782	0.71	(2)	0.75	2.04
Class H
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$22,296	0.19	%(3)	0.71%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		25,429	0.26	(3)	0.72	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		25,646	0.23	(3)	0.72	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		24,405	0.30	(3)	0.72	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.02	††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.93		58,276	0.64	(2)	0.67	2.11
Sweep Class
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$4,029	0.19	%(3)	1.03%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		3,169	0.26	(3)	1.04	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		4,170	0.23	(3)	1.04	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		4,710	0.30	(3)	1.04	0.01
2010	1.00	—	(0.04)	0.04	—	—	(1)	—		—	(1)	1.00	0.06	††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)		—		(0.02)		1.00	1.62		57,135	0.95	(2)(3)	1.00	1.54

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2013. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	49

Financial Highlights

For the six months ended July 31, 2013 (Unaudited) and for the years ending January 31, 2013

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains		Total Dividends		Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$49,739	0.10	%(3)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		82,339	0.14	(3)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		199,520	0.08	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.02		175,749	0.18	(3)	0.59	0.02
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.07		295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.27		572,906	0.19	(2)	0.55	1.18
Class B
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$110,044	0.10	%(3)	0.63%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		108,605	0.14	(3)	0.64	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		114,026	0.08	(3)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		178,769	0.19	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.06		487,254	0.40	(2)(3)	0.59	1.12
Class C
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$15,298	0.10	%(3)	0.83%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		10,983	0.14	(3)	0.84	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		6,984	0.08	(3)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		10,948	0.18	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.93		72,803	0.53	(2)(3)	0.80	0.98
Sweep Class
2013@	$1.00	$—	$—	$—	$—	$—		$—		$—	(1)	$1.00	0.00	%(4)	$127,558	0.10	%(3)	1.08%	0.01%
2013	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		126,593	0.14	(3)	1.09	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		137,336	0.08	(3)	1.09	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		129,514	0.19	(3)	1.09	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.06		138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.77		206,719	0.61	(2)(3)	1.05	0.67
Treasury II Fund
Class A
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$416,640	0.07	%(3)	0.58%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(4)	—	(1)	1.00	0.01		460,590	0.08	(3)	0.59	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		472,352	0.05	(3)	0.59	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		287,823	0.12	(3)	0.59	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04		436,276	0.12	(2)	0.55	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	1.05		688,813	0.20	(2)	0.54	0.87
Class B
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$243,026	0.07	%(3)	0.63%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(4)	—	(1)	1.00	0.01		330,880	0.08	(3)	0.64	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		395,099	0.05	(3)	0.64	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		178,037	0.12	(3)	0.64	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04		165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.82		363,238	0.39	(2)(3)	0.59	0.58
Class C
2013@	$1.00	$—	$—	$—	$—	$—	(1)	$—		$—	(1)	$1.00	0.00	%(4)	$6,219	0.07	%(3)	0.83%	0.01%
2013	1.00	—	—	—	—	—	(1)	—	(4)	—	(1)	1.00	0.01		5,982	0.08	(3)	0.84	0.01
2012	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		5,924	0.05	(3)	0.84	0.01
2011	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.01		6,183	0.12	(3)	0.84	0.01
2010	1.00	—	—	—	—	—	(1)	—		—	(1)	1.00	0.04		8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0.01	—	—	0.01	(0.01)		—		(0.01)		1.00	0.69		13,364	0.47	(2)(3)	0.79	0.50

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. The Fund participated in the Temporary Guarantee Program for Money Market Funds from September 18, 2008 through September 18, 2009. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(4)	Amount represents less than 0.01%.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2013. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

50	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Ultra Short Duration Bond Fund
Class A
2013@	$9.37	$0.03	$(0.03)	$—	$(0.04)	$—	$(0.04)	$9.33	0.02%	$227,776	0.38%	0.74%	0.65%	72%
2013	9.26	0.08	0.13	0.21	(0.10)	—	(0.10)	9.37	2.31	241,007	0.38	0.74	0.85	197
2012	9.33	0.10	(0.05)	0.05	(0.12)	—	(0.12)	9.26	0.55	255,002	0.38	0.74	1.08	177
2011	9.24	0.13	0.12	0.25	(0.16)	—	(0.16)	9.33	2.74	465,612	0.38	0.74	1.37	78
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
Short-Duration Government Fund
Class A
2013@	$10.62	$0.03	$(0.10)	$(0.07)	$(0.05)	$—	$(0.05)	$10.50	(0.70)%	$776,251	0.48%	0.74%	0.49%	373%
2013	10.72	0.06	0.04	0.10	(0.10)	(0.10)	(0.20)	10.62	0.92	711,100	0.48	0.74	0.55	628
2012	10.59	0.09	0.17	0.26	(0.12)	(0.01)	(0.13)	10.72	2.53	739,126	0.48	0.74	0.85	712
2011	10.52	0.09	0.18	0.27	(0.14)	(0.06)	(0.20)	10.59	2.59	867,313	0.48	0.72	0.84	521
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
Intermediate-Duration Government Fund
Class A
2013@	$11.89	$0.09	$(0.26)	$(0.17)	$(0.11)	$—	$(0.11)	$11.61	(1.42)%	$34,803	0.53%	0.75%	1.53%	257%
2013	11.91	0.16	0.03	0.19	(0.21)	—	(0.21)	11.89	1.63	37,523	0.53	0.73	1.33	740
2012	11.32	0.17	0.64	0.81	(0.22)	— (1)	(0.22)	11.91	7.22	71,458	0.53	0.74	1.47	726
2011	11.24	0.13	0.39	0.52	(0.19)	(0.25)	(0.44)	11.32	4.62	187,944	0.53	0.72	1.14	590
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
GNMA Fund
Class A
2013@	$10.70	$0.03	$(0.34)	$(0.31)	$(0.09)	$—	$(0.09)	$10.30	(2.89)%	$214,008	0.63%	0.70%	0.48%	387%
2013	10.91	0.09	0.13	0.22	(0.19)	(0.24)	(0.43)	10.70	1.98	304,425	0.63	0.70	0.83	867
2012	10.58	0.02	0.83	0.85	(0.13)	(0.39)	(0.52)	10.91	8.09	243,016	0.63	0.70	0.22	1,515
2011	10.28	0.13	0.49	0.62	(0.16)	(0.16)	(0.32)	10.58	6.06	334,415	0.63	0.70	1.27	1,024
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474

Amounts designated as “—” are zero or have been rounded to zero.

(1)	Amount represents less than $0.01 per share.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2013. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	51

Notes to Financial Statements (Unaudited)

July 31, 2013

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA (each a “Fund,” collectively the “Fixed Income Funds”). The Trust is registered to offer: Class A shares of the Funds; Class B and Class C shares of the Money Market, Prime Obligation, Government, Government II, Treasury and Treasury II Funds; Class H shares of the Prime Obligation Fund; and Sweep Class shares of the Money Market, Government and Treasury Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2013, there were no fair valued securities in the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available inthe circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified

52	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended July 31, 2013, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, the Fixed Income Funds utilized futures contracts during the six-month period ended July 31, 2013. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	53

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2013

payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2013.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2013.

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks

54	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2013, the Funds did not own any restricted securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Redemption Fees — The Funds charge a redemption fee based on a redemption, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($ Thousands)	Redemption Fee
Ultra Short Duration Bond Fund	$10,000	0.50%
Short-Duration Government Fund	25,000	0.25%
Intermediate-Duration Government Fund	10,000	0.25%
GNMA Fund	10,000	0.25%

For the six-month period ended July 31, 2013, the Fixed Income Funds did not retain any redemption fees. Such fees, if any, are retained by the Fixed Income Funds for the benefit of the remaining shareholders.

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”) and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940.

Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntarily and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	55

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2013

The following is a summary of annual fees payable to the Adviser, Administrator and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees		Administration Fees	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*	Voluntary Expense Limitations
Money Market Fund
Class A	0.07%		0.33%	0.25%	—	—	0.18	%(1)
Class B	0.07%		0.33%	0.25%	0.05%	—	0.48	%(1)
Class C	0.07%		0.33%	0.25%	0.25%	—	0.68	%(1)
Sweep Class	0.07%		0.33%	0.25%	—	0.50%	0.93	%(1)
Government Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(3)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(3)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(3)
Sweep Class	0.07%		0.24%	0.25%	—	0.50%	0.95	%(1)
Government II Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%	0.25%	0.25%	—	0.70	%(2)
Prime Obligation Fund
Class A	0.07%		0.19%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.19%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.19%	0.25%	0.25%	—	0.70	%(2)
Class H	0.07%		0.19%	0.25%	0.18%	—	0.63	%(1)
Sweep Class	0.07%		0.19%	0.25%	—	0.50%	0.95	%(1)
Treasury Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(2)
Sweep Class	0.07%		0.24%	0.25%	—	0.50%	0.95	%(1)
Treasury II Fund
Class A	0.07%		0.24%	0.25%	—	—	0.20	%(2)
Class B	0.07%		0.24%	0.25%	0.05%	—	0.50	%(2)
Class C	0.07%		0.24%	0.25%	0.25%	—	0.70	%(2)
Ultra Short Duration Bond Fund
Class A	0.10	%(5)	0.35%	0.25%	—	—	0.38	%(4)
Short-Duration Government Fund
Class A	0.09	%(5)	0.35%	0.25%	—	—	0.48	%(4)
Intermediate-Duration Government Fund
Class A	0.09	%(5)	0.35%	0.25%	—	—	0.53	%(4)
GNMA Fund
Class A	0.09	%(5)	0.32%	0.25%	—	—	0.63	%(4)

(1)	Represents a voluntary cap that may be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2014, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2014, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Ultra Short Duration Bond, Short-Duration Government, Intermediate-Duration Government and GNMA Funds were .35%, .45%, .50%, and .60%, respectively.
(5)	The Adviser receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund, Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee is calculated based on the combined assets of these Funds.

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

56	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statements of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six-month period ended July 31, 2013 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$—	$16
Class B	84	2
Class C	69	1
Sweep Class	95	1
Government Fund
Class A	—	612
Class B	188	57
Class C	12	2
Sweep Class	110	13
Government II Fund
Class A	—	565
Class B	284	97
Class C	30	6
Prime Obligation Fund
Class A	—	255
Class B	166	8
Class C	93	2
Class H	50	2
Sweep Class	4	—
Treasury Fund
Class A	—	36
Class B	159	55
Class C	27	6
Sweep Class	441	61
Treasury II Fund
Class A	—	285
Class B	458	197
Class C	20	5

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC as sub-adviser to the Money Market Funds, Logan Circle Partners, L.P. serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The

Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the six-month period ended July 31, 2013, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six month period ended July 31, 2013, were as follows for the Fixed Income Funds:

	Ultra Short Duration Bond Fund ($ Thousands)	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GMNA Fund ($ Thousands)
Purchases
U.S. Government	$77,578	$2,832,807	$93,048	$977,806
Other	48,000	—	—	—
Sales
U.S. Government	96,426	2,669,806	99,094	1,059,415
Other	63,521	606	105	64

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	57

Notes to Financial Statements (Unaudited) (Continued)

July 31, 2013

may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2013	$227	$—	$227
	2012	147	—	147
Government Fund	2013	265	—	265
	2012	505	—	505
Government II Fund	2013	163	—	163
	2012	147	—	147
Prime Obligation Fund	2013	2,739	—	2,739
	2012	1,466	—	1,466
Treasury Fund	2013	38	—	38
	2012	51	—	51
Treasury II Fund	2013	94	—	94
	2012	56	—	56
Ultra Short Duration Bond Fund	2013	2,657	—	2,657
	2012	3,373	—	3,373
Short-Duration Government Fund	2013	11,946	902	12,848
	2012	8,871	137	9,008
Intermediate-Duration Government Fund	2013	1,016	—	1,016
	2012	1,242	1	1,243
GNMA Fund	2013	10,523	950	11,473
	2012	10,127	1,452	11,579
As of January 31, 2013, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$15	$—	$—	$—	$(13)	$—	$2
Government Fund	24	—	(36)	—	(24)	—	(36)
Government II Fund	10	—	—	—	(13)	—	(3)
Prime Obligation Fund	82	—	(59)	—	(81)	—	(58)
Treasury Fund	3	—	27	—	(3)	—	27
Treasury II Fund	6	—	—	—	(7)	—	(1)
Ultra Short Duration Bond Fund	184	—	(23,526)	(213)	(201)	(150)	(23,906)
Short-Duration Government Fund	575	—	—	(915)	(2,137)	10,604	8,127
Intermediate-Duration Government Fund	186	—	(1,151)	(23)	(52)	973	(67)
GNMA Fund	464	—	—	(818)	(469)	6,677	5,854

58	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

At January 31, 2013, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Amount ($ Thousands)	Expiration
Government Fund	$4	1/31/14
	32	1/31/16
Prime Obligation Fund	59	1/31/17
Treasury Fund	22	1/31/14
	5	1/31/15
Ultra Short Duration Bond Fund	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18
	11,895	1/31/19

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2013, the Prime Obligation Fund and Intermediate-Duration Government Fund utilized $8,108 and $405,850, respectively, of capital loss carryforwards to offset capital gains. During the fiscal year ended January 31, 2013, the Government Fund, Treasury Fund and Ultra Short Duration Bond Fund had expired capital loss carryforwards of $48,872, $809 and $1,020,315, respectively.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Losses carried forward under these new provisions are as follows ($ Thousands):

	Short-Term Loss	Long-Term Loss	Total*
Ultra Short Duration Bond Fund	$—	$4,751	$4,751
Intermediate-Duration Government Fund	861	290	1,151

*This	table should be used in conjunction with the capital loss carryforwards table.

During the six month period ended July 31, 2013, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2013, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at July 31, 2013, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	231,793	596	(1,648)	$(1,052)
Short-Duration Government Fund	939,898	7,457	(3,261)	4,196
Intermediate Duration Government Fund	37,348	734	(280)	454
GNMA Fund	298,952	5,596	(3,178)	2,418

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax is required in the Funds’ financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria established in ASC paragraph 740. SEI, which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the fiscal year ended January 31, 2010. Accordingly, no provision for taxes is required. The Funds’ federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

7. RECENT ACCOUNTING PRONOUNCEMENT

In June 2013, the Financial Accounting Standards Board issued an update (“ASU 2013-08”) to ASC Topic 946, Financial Services—Investment Companies (“Topic 946”). ASU 2013-08 amends the guidance in Topic 946 for determining whether an entity qualifies as an investment company and requires certain additional disclosures. ASU 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. Management is currently evaluating the impact, if any, of ASU 2013-08 on the Funds’ financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	59

Notes to Financial Statements (Unaudited) (Concluded)

July 31, 2013

8. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

60	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2013	61

Disclosure of Fund Expenses (Unaudited) (Concluded)

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.17%	$0.84
Class B	1,000.00	1,000.00	0.19	0.94
Class C	1,000.00	1,000.00	0.19	0.94
Sweep Class	1,000.00	1,000.00	0.19	0.94
Hypothetical 5% Return
Class A	$1,000.00	$1,023.95	0.17%	$0.85
Class B	1,000.00	1,023.85	0.19	0.95
Class C	1,000.00	1,023.85	0.19	0.95
Sweep Class	1,000.00	1,023.85	0.19	0.95
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.11%	$0.55
Class B	1,000.00	1,000.10	0.11	0.55
Class C	1,000.00	1,000.10	0.11	0.55
Sweep Class	1,000.00	1,000.10	0.11	0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.25	0.11%	$0.55
Class B	1,000.00	1,024.25	0.11	0.55
Class C	1,000.00	1,024.25	0.11	0.55
Sweep Class	1,000.00	1,024.25	0.11	0.55
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.10%	$0.50
Class B	1,000.00	1,000.00	0.10	0.50
Class C	1,000.00	1,000.00	0.10	0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.30	0.10%	$0.50
Class B	1,000.00	1,024.30	0.10	0.50
Class C	1,000.00	1,024.30	0.10	0.50
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.19%	$0.94
Class B	1,000.00	1,000.00	0.19	0.94
Class C	1,000.00	1,000.00	0.19	0.94
Class H	1,000.00	1,000.00	0.19	0.94
Sweep Class	1,000.00	1,000.00	0.19	0.94
Hypothetical 5% Return
Class A	$1,000.00	$1,010.00	0.19%	$0.95
Class B	1,000.00	1,023.85	0.19	0.95
Class C	1,000.00	1,023.85	0.19	0.95
Class H	1,000.00	1,023.85	0.19	0.95
Sweep Class	1,000.00	1,023.85	0.19	0.95

	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.10%	$0.50
Class B	1,000.00	1,000.00	0.10	0.50
Class C	1,000.00	1,000.00	0.09	0.45
Sweep Class	1,000.00	1,000.00	0.10	0.50
Hypothetical 5% Return
Class A	$1,000.00	$1,024.30	0.10%	$0.50
Class B	1,000.00	1,024.30	0.10	0.50
Class C	1,000.00	1,024.35	0.09	0.45
Sweep Class	1,000.00	1,024.30	0.10	0.50
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.07%	$0.35
Class B	1,000.00	1,000.00	0.07	0.35
Class C	1,000.00	1,000.00	0.07	0.35
Hypothetical 5% Return
Class A	$1,000.00	$1,024.45	0.07%	$0.35
Class B	1,000.00	1,024.45	0.07	0.35
Class C	1,000.00	1,024.45	0.07	0.35
Ultra Short Duration Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.38%	$1.88
Hypothetical 5% Return
Class A	$1,000.00	$1,022.91	0.38%	$1.91
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$993.00	0.48%	$2.37
Hypothetical 5% Return
Class A	$1,000.00	$1,022.41	0.48%	$2.41
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$985.80	0.53%	$2.61
Hypothetical 5% Return
Class A	$1,000.00	$1,022.17	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$971.10	0.63%	$3.08
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

62	SEI Daily Income Trust / Semi-Annual Report / July 31, 2013

SEI DAILY INCOME TRUST SEMI-ANNUAL REPORT JULY 31, 2013

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Edward McCusker

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-037 (7/13)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: October 7, 2013

By:	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: October 7, 2013